Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.2%
		Basic Materials: 2.0%
1,250,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$ 1,372,219	0.1
1,925,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	2,095,971	0.1
250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	257,187	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,493,181	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,690,327	0.1
475,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	483,016	0.0
35,000		Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	35,730	0.0
935,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	1,010,969	0.1
2,300,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	2,333,040	0.1
1,500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,635,233	0.1
500,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	542,905	0.0
625,000	(1)	Constellium SE, 5.625%, 06/15/2028	674,609	0.0
550,000	(1)	Constellium SE, 6.625%, 03/01/2025	562,719	0.0
600,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	618,375	0.0
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,371,781	0.1
600,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	651,750	0.0
1,475,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,549,672	0.1
125,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	134,805	0.0
325,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	355,672	0.0
315,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	346,272	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	831,641	0.0
625,000	(1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	675,000	0.0
635,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	699,294	0.0
1,200,000		International Paper Co., 4.350%, 08/15/2048	1,571,677	0.1
2,000,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,243,500	0.1
400,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	455,928	0.0
655,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	743,016	0.0
670,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	684,304	0.0
1,800,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,944,617	0.1
1,100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,150,875	0.1
320,000	(1)	OCI NV, 4.625%, 10/15/2025	332,600	0.0
500,000	(1)	OCI NV, 5.250%, 11/01/2024	520,313	0.0
475,000		Olin Corp., 5.125%, 09/15/2027	497,510	0.0
105,000		Olin Corp., 5.000%, 02/01/2030	112,068	0.0
700,000	(1)	Rayonier AM Products, Inc., 7.625%, 01/15/2026	730,800	0.0
775,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	824,259	0.0
2,500,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,619,533	0.1
825,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	913,875	0.1
2,425,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,509,996	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/2045	505,698	0.0
620,000	(1)	SPCM SA, 4.875%, 09/15/2025	640,150	0.0
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,535,126	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	240,877	0.0
750,000		Teck Resources Ltd., 5.200%, 03/01/2042	856,980	0.0
1,250,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	1,278,906	0.1
975,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	1,016,438	0.1
2,600,000		Vale Overseas Ltd., 3.750%, 07/08/2030	2,895,126	0.1
750,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	702,656	0.0
525,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	557,429	0.0
			49,505,625	2.0

		Communications: 2.4%
600,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	608,751	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,200,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	$ 1,349,250	0.1
425,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	440,672	0.0
775,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	855,333	0.0
600,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	611,769	0.0
525,000	(1)	Arches Buyer, Inc., 6.125%, 12/01/2028	543,152	0.0
793,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	796,954	0.0
1,072,000	(1)	AT&T, Inc., 3.800%, 12/01/2057	1,117,839	0.1
1,265,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,352,247	0.1
1,275,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,354,719	0.1
625,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	661,562	0.0
245,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	254,225	0.0
320,000		CenturyLink, Inc., 5.625%, 04/01/2025	345,800	0.0
335,000		CenturyLink, Inc., 5.800%, 03/15/2022	349,866	0.0
675,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	685,196	0.0
1,250,000		Comcast Corp., 4.000%, 08/15/2047	1,571,051	0.1
80,000		Comcast Corp., 4.250%, 01/15/2033	100,508	0.0
60,000		Comcast Corp., 5.650%, 06/15/2035	86,164	0.0
959,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	981,872	0.1
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	99,187	0.0
490,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	522,688	0.0
925,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	997,677	0.1
650,000	(1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	696,475	0.0
800,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	836,108	0.0
800,000		CSC Holdings LLC, 5.250%, 06/01/2024	867,420	0.1
600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	658,503	0.0
400,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	450,386	0.0
709,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	726,112	0.0
550,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	447,906	0.0
350,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	212,187	0.0
673,000		Discovery Communications LLC, 2.950%, 03/20/2023	709,459	0.0
650,000		DISH DBS Corp., 5.000%, 03/15/2023	671,937	0.0
1,000,000		DISH DBS Corp., 5.875%, 11/15/2024	1,050,000	0.1
830,000		DISH DBS Corp., 7.375%, 07/01/2028	884,987	0.1
800,000		Embarq Corp., 7.995%, 06/01/2036	988,260	0.1
825,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	824,484	0.0
175,000	(1)	Frontier Communications Corp., 5.000%, 05/01/2028	182,766	0.0
675,000	(1)	Frontier Communications Corp., 6.750%, 05/01/2029	723,516	0.0
650,000	(1)	GCI LLC, 4.750%, 10/15/2028	694,476	0.0
650,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	737,770	0.0
300,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	314,757	0.0
1,000,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	1,069,175	0.1
800,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	862,000	0.0
550,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	569,003	0.0
650,000	(1)	LogMeIn, Inc., 5.500%, 09/01/2027	681,688	0.0
350,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	363,727	0.0
140,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	147,000	0.0
600,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	609,156	0.0
1,050,000		Meredith Corp., 6.875%, 02/01/2026	1,025,719	0.1
650,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	681,564	0.0
290,000	(1)	National CineMedia LLC, 5.875%, 04/15/2028	246,500	0.0
225,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	259,172	0.0
1,100,000		Netflix, Inc., 5.875%, 11/15/2028	1,320,589	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
725,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	$ 777,791	0.0
975,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,025,578	0.1
125,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	130,546	0.0
150,000	(1),(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	158,022	0.0
575,000	(1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	601,421	0.0
875,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	897,754	0.1
775,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	824,581	0.0
1,965,000		Sprint Corp., 7.125%, 06/15/2024	2,300,327	0.1
650,000		Sprint Corp., 7.625%, 03/01/2026	807,762	0.0
160,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	163,900	0.0
250,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	267,263	0.0
700,000		TEGNA, Inc., 5.000%, 09/15/2029	740,150	0.0
175,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	213,603	0.0
800,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	985,852	0.1
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	2,280,344	0.1
925,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,021,547	0.1
1,150,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,237,141	0.1
350,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	391,125	0.0
1,500,000		Verizon Communications, Inc., 4.125%, 08/15/2046	1,844,872	0.1
278,000		ViacomCBS, Inc., 4.000%, 01/15/2026	318,306	0.0
525,000	(3)	ViacomCBS, Inc., 6.250%, 02/28/2057	590,557	0.0
675,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	691,234	0.0
165,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	173,559	0.0
350,000	(1),(2)	ViaSat, Inc., 6.500%, 07/15/2028	379,314	0.0
800,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	868,272	0.1
250,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	260,250	0.0
200,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	213,320	0.0
200,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	218,750	0.0
975,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,032,740	0.1
			57,615,165	2.4

		Consumer, Cyclical: 2.7%
650,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	660,017	0.0
660,000	(1)	Academy Ltd., 6.000%, 11/15/2027	693,000	0.0
810,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	851,006	0.0
900,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	925,875	0.1
200,000	(1)	Adient US LLC, 9.000%, 04/15/2025	223,250	0.0
975,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,022,531	0.1
800,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	887,092	0.1
595,805		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	562,250	0.0
295,073		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/2027	275,323	0.0
325,000	(1)	American Airlines Group, Inc., 3.750%, 03/01/2025	251,875	0.0
645,000		American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	696,226	0.0
450,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	471,375	0.0
340,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	365,075	0.0
250,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	263,750	0.0
525,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	547,914	0.0
875,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	897,369	0.1
825,000		Boyd Gaming Corp., 6.000%, 08/15/2026	858,000	0.1
500,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	556,720	0.0
655,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	698,397	0.0
950,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	961,310	0.1
625,000	(1)	Carnival Corp., 7.625%, 03/01/2026	682,103	0.0
725,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	763,062	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
975,000		Century Communities, Inc., 5.875%, 07/15/2025	$ 1,017,554	0.1
675,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	731,953	0.0
125,000	(1),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	128,190	0.0
1,075,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,113,297	0.1
245,000		Dana, Inc., 5.625%, 06/15/2028	264,199	0.0
2,174,782	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	2,375,565	0.1
950,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	937,809	0.1
115,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	131,449	0.0
600,000		Falabella SA, 3.750%, 10/30/2027	648,063	0.0
750,000		Ford Motor Co., 9.000%, 04/22/2025	922,601	0.1
750,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	786,562	0.0
875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	935,156	0.1
875,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	975,581	0.1
1,100,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,188,000	0.1
545,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	586,810	0.0
900,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	907,902	0.1
175,000		Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	181,125	0.0
275,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	299,578	0.0
800,000		Home Depot, Inc./The, 3.125%, 12/15/2049	923,023	0.1
475,000	(1)	IAA, Inc., 5.500%, 06/15/2027	504,391	0.0
550,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	587,708	0.0
525,000	(1)	Interface, Inc., 5.500%, 12/01/2028	553,547	0.0
300,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	310,005	0.0
75,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	82,071	0.0
1,250,000		L Brands, Inc., 6.750%, 07/01/2036	1,395,000	0.1
375,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	407,734	0.0
690,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	719,121	0.0
1,025,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,044,111	0.1
809,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	1,012,770	0.1
625,000		M/I Homes, Inc., 4.950%, 02/01/2028	663,547	0.0
250,000		M/I Homes, Inc., 5.625%, 08/01/2025	260,911	0.0
350,000	(2)	Macy's Retail Holdings LLC, 3.625%, 06/01/2024	333,690	0.0
305,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	235,118	0.0
450,000		Mattel, Inc., 5.450%, 11/01/2041	497,090	0.0
675,000		McDonald's Corp., 3.625%, 05/01/2043	778,440	0.0
825,000		McDonald's Corp., 3.625%, 09/01/2049	969,991	0.1
575,000		Meritage Homes Corp., 5.125%, 06/06/2027	644,609	0.0
475,000		Meritage Homes Corp., 6.000%, 06/01/2025	539,422	0.0
1,000,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	1,026,875	0.1
155,000		MGM Resorts International, 5.500%, 04/15/2027	172,965	0.0
350,000		MGM Resorts International, 6.000%, 03/15/2023	376,250	0.0
750,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	807,517	0.0
825,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	888,422	0.1
650,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	681,687	0.0
525,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	559,684	0.0
190,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	201,601	0.0
650,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	681,785	0.0
705,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	736,796	0.0
445,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	458,072	0.0
520,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	520,468	0.0
775,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	830,374	0.0
145,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	157,506	0.0
425,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	439,085	0.0
500,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	538,450	0.0
300,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	323,792	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	$ 356,281	0.0
1,050,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	1,141,875	0.1
575,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	599,553	0.0
825,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	870,891	0.1
700,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	742,693	0.0
580,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	575,650	0.0
225,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	227,109	0.0
650,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	658,726	0.0
775,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	804,063	0.0
875,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	911,706	0.1
600,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	553,125	0.0
275,000	(1)	Tenneco, Inc., 7.875%, 01/15/2029	309,275	0.0
525,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	594,038	0.0
500,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	503,125	0.0
525,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	517,611	0.0
850,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	899,249	0.1
675,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	661,401	0.0
305,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	365,047	0.0
175,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	174,093	0.0
675,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	720,984	0.0
625,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	658,984	0.0
325,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	336,984	0.0
875,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	895,234	0.1
525,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	546,486	0.0
370,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	383,644	0.0
			65,116,369	2.7

		Consumer, Non-cyclical: 2.6%
1,000,000		AbbVie, Inc., 4.875%, 11/14/2048	1,352,880	0.1
850,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	914,536	0.1
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	950,809	0.1
600,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	606,900	0.0
300,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	330,864	0.0
750,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	817,410	0.0
450,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	480,397	0.0
850,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	927,979	0.1
1,250,000		Altria Group, Inc., 4.500%, 05/02/2043	1,435,367	0.1
140,000		Amgen, Inc., 3.200%, 11/02/2027	157,315	0.0
150,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	153,750	0.0
825,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	865,792	0.0
1,200,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	1,518,548	0.1
750,000		Anthem, Inc., 3.700%, 09/15/2049	897,030	0.1
600,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	635,250	0.0
1,250,000		BAT Capital Corp., 4.540%, 08/15/2047	1,388,122	0.1
1,600,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,781,736	0.1
705,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	739,277	0.0
650,000	(1)	Bausch Health Cos, Inc., 5.250%, 02/15/2031	680,287	0.0
525,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	577,967	0.0
1,200,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	1,676,491	0.1
650,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	674,307	0.0
565,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	597,674	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
450,000		Centene Corp., 3.375%, 02/15/2030	$ 474,145	0.0
1,100,000		Centene Corp., 4.625%, 12/15/2029	1,222,655	0.1
295,000		Centene Corp., 4.750%, 01/15/2025	303,107	0.0
300,000	(1)	Centene Corp., 5.375%, 06/01/2026	316,788	0.0
600,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	627,750	0.0
250,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	254,375	0.0
850,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	893,958	0.1
325,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	349,862	0.0
150,000	(1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	162,226	0.0
850,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	896,202	0.1
250,000	(1)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	259,375	0.0
1,250,000		Cigna Corp., 4.900%, 12/15/2048	1,718,996	0.1
239,000		CVS Health Corp., 3.875%, 07/20/2025	270,989	0.0
1,250,000		CVS Health Corp., 5.050%, 03/25/2048	1,694,245	0.1
300,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	305,170	0.0
325,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	344,703	0.0
1,325,000	(1),(2)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,445,237	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	1,153,310	0.1
625,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	648,359	0.0
385,000		Encompass Health Corp., 4.625%, 04/01/2031	412,431	0.0
329,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	279,979	0.0
165,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	184,491	0.0
275,000	(1)	Gartner, Inc., 3.750%, 10/01/2030	289,094	0.0
625,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	660,156	0.0
650,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	684,814	0.0
650,000		HCA, Inc., 3.500%, 09/01/2030	690,856	0.0
1,600,000		HCA, Inc., 5.375%, 02/01/2025	1,801,624	0.1
375,000		HCA, Inc., 5.625%, 09/01/2028	443,634	0.0
495,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	524,178	0.0
1,225,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,373,838	0.1
190,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	200,686	0.0
625,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	667,969	0.0
950,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,068,531	0.1
625,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	718,912	0.0
850,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	956,118	0.1
975,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,054,939	0.1
1,550,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	1,879,635	0.1
550,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	694,558	0.0
545,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	554,538	0.0
235,000	(1)	LifePoint Health, Inc., 5.375%, 01/15/2029	235,129	0.0
100,000	(1)	Molina Healthcare, Inc., 3.875%, 11/15/2030	107,500	0.0
400,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	421,400	0.0
425,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	450,766	0.0
630,000	(1)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	616,613	0.0
450,000		New Albertsons L.P., 7.450%, 08/01/2029	534,289	0.0
100,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	108,843	0.0
625,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	708,203	0.0
530,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	575,744	0.0
675,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	693,799	0.0
700,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	760,102	0.0
225,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	236,972	0.0
1,000,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,066,875	0.1
750,000	(1)	Primo Water Holdings, Inc., 5.500%, 04/01/2025	775,312	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	299,616	0.0
995,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	1,073,068	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
375,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	$ 404,766	0.0
555,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	566,511	0.0
825,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	862,562	0.0
1,325,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,426,760	0.1
550,000		TreeHouse Foods, Inc., 4.000%, 09/01/2028	569,938	0.0
425,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	445,179	0.0
160,000		United Rentals North America, Inc., 3.875%, 02/15/2031	168,148	0.0
575,000		United Rentals North America, Inc., 4.875%, 01/15/2028	613,094	0.0
225,000		United Rentals North America, Inc., 5.250%, 01/15/2030	250,172	0.0
600,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	647,136	0.0
720,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	739,350	0.0
			64,000,968	2.6

		Energy: 4.7%
650,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	618,719	0.0
850,000		Apache Corp., 4.375%, 10/15/2028	886,108	0.0
850,000		Apache Corp., 5.100%, 09/01/2040	913,219	0.0
425,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	443,470	0.0
275,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	296,656	0.0
700,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.250%, 12/31/2028	700,000	0.0
725,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	732,250	0.0
275,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	293,562	0.0
825,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	933,999	0.0
2,550,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	2,659,306	0.1
900,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	964,143	0.1
780,000		Comstock Resources, Inc., 9.750%, 08/15/2026	837,720	0.0
245,000		Comstock Resources, Inc., 9.750%, 08/15/2026	263,069	0.0
225,000		Continental Resources, Inc., 4.900%, 06/01/2044	221,484	0.0
200,000	(1)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	222,371	0.0
600,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	612,000	0.0
300,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	301,313	0.0
190,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	211,054	0.0
190,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	209,132	0.0
50,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	51,776	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	722,150	0.0
675,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	657,210	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	2,075,436	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	3,231,250	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	547,143	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,422,596	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	403,069	0.0
1,075,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,177,546	0.1
1,750,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	2,082,893	0.1
5,725,000	(3)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	5,453,063	0.2
1,200,000		EnLink Midstream LLC, 5.375%, 06/01/2029	1,169,250	0.1
1,225,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,303,859	0.1
310,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	339,444	0.0
405,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	443,981	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
160,000		EQM Midstream Partners L.P., 6.500%, 07/15/2048	$ 166,250	0.0
125,000		EQT Corp., 5.000%, 01/15/2029	132,103	0.0
2,031,000		Exxon Mobil Corp., 3.095%, 08/16/2049	2,192,458	0.1
3,600,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	4,085,996	0.2
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	859,969	0.0
2,700,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	2,797,141	0.1
2,300,000		Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	2,398,900	0.1
300,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	313,875	0.0
525,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	546,984	0.0
775,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	786,544	0.0
340,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	338,689	0.0
675,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	691,875	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	3,051,759	0.1
2,550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,150,089	0.1
300,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	370,599	0.0
750,000		Kinder Morgan, Inc., 5.200%, 03/01/2048	953,936	0.1
350,000		Laredo Petroleum, Inc., 9.500%, 01/15/2025	304,829	0.0
900,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	686,250	0.0
1,047,000		MPLX L.P., 3.375%, 03/15/2023	1,109,493	0.1
465,000		Murphy Oil Corp., 5.750%, 08/15/2025	463,886	0.0
265,000		Murphy Oil Corp., 5.875%, 12/01/2027	261,274	0.0
1,875,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	1,528,125	0.1
325,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	283,780	0.0
300,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	313,346	0.0
1,225,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	1,331,881	0.1
650,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	751,351	0.0
1,000,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	1,086,510	0.1
925,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	993,293	0.1
925,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,013,800	0.1
1,025,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	984,000	0.1
2,100,000		Pertamina Persero PT, 3.100%, 01/21/2030	2,259,636	0.1
1,375,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,479,523	0.1
750,000	(1),(2)	Pertamina Persero PT, 3.100%, 08/25/2030	804,357	0.0
4,125,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	4,747,050	0.2
7,350,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	8,579,288	0.4
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	960,442	0.1
1,400,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,609,412	0.1
7,450,000		Petroleos Mexicanos, 5.950%, 01/28/2031	7,444,413	0.3
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	595,418	0.0
1,000,000	(1),(2)	Petroleos Mexicanos, 6.875%, 10/16/2025	1,097,400	0.1
2,000,000		Petronas Capital Ltd., 3.500%, 04/21/2030	2,302,909	0.1
2,000,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,092,232	0.1
750,000		QEP Resources, Inc., 5.250%, 05/01/2023	790,500	0.0
750,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	760,588	0.0
1,150,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	1,143,761	0.1
160,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	166,700	0.0
475,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	505,528	0.0
400,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	409,662	0.0
440,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	475,845	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
675,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	$ 733,388	0.0
950,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	1,007,925	0.1
3,951,000	(3)	Transcanada Trust, 5.500%, 09/15/2079	4,360,916	0.2
375,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	392,509	0.0
325,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	323,687	0.0
1,100,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,114,460	0.1
250,000		WPX Energy, Inc., 4.500%, 01/15/2030	265,375	0.0
600,000		WPX Energy, Inc., 5.250%, 10/15/2027	636,786	0.0
			114,408,936	4.7

		Financial: 2.4%
1,950,000	(1)	Akbank T.A.S., 6.800%, 02/06/2026	2,069,925	0.1
575,000		Ally Financial, Inc., 5.750%, 11/20/2025	669,872	0.0
1,730,000		American International Group, Inc., 3.900%, 04/01/2026	1,973,170	0.1
1,090,000		American International Group, Inc., 4.375%, 01/15/2055	1,402,614	0.1
550,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	574,750	0.0
1,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	1,678,016	0.1
1,550,000	(2)	Banco de Bogota SA, 6.250%, 05/12/2026	1,790,266	0.1
2,275,000	(1),(3)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,331,898	0.1
1,550,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,643,790	0.1
1,200,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,270,500	0.1
1,500,000		Bancolombia SA, 3.000%, 01/29/2025	1,561,425	0.1
3,325,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,484,767	0.2
750,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	758,437	0.0
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	462,788	0.0
1,220,000		Brookfield Finance LLC, 3.450%, 04/15/2050	1,296,354	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	316,823	0.0
1,000,000		Citigroup, Inc., 4.750%, 05/18/2046	1,335,568	0.1
533,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	602,634	0.0
675,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	746,297	0.0
1,050,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,077,799	0.1
425,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	450,054	0.0
750,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	785,625	0.0
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	448,740	0.0
665,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	793,868	0.0
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	320,137	0.0
281,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	319,136	0.0
225,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	239,317	0.0
360,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	389,250	0.0
280,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	309,082	0.0
1,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,574,850	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	328,779	0.0
6,800,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	7,029,500	0.3
1,050,000	(1),(3)	Kookmin Bank, 4.350%, 12/31/2199	1,109,541	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	457,997	0.0
590,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	612,494	0.0
175,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	179,266	0.0
265,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	284,080	0.0
650,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	707,216	0.0
268,000		Morgan Stanley, 4.000%, 07/23/2025	306,895	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
625,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	$ 646,484	0.0
750,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	799,144	0.0
700,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	732,529	0.0
575,000		Navient Corp., 5.000%, 03/15/2027	580,825	0.0
300,000		Navient Corp., 7.250%, 09/25/2023	329,356	0.0
1,100,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,127,500	0.1
150,000		OneMain Finance Corp., 4.000%, 09/15/2030	155,829	0.0
1,100,000		OneMain Finance Corp., 5.375%, 11/15/2029	1,240,250	0.1
825,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	882,234	0.0
950,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	998,972	0.1
875,000		Service Properties Trust, 4.375%, 02/15/2030	854,766	0.0
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	1,084,864	0.1
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	987,690	0.0
750,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	770,737	0.0
550,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	589,190	0.0
500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	535,170	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	315,236	0.0
1,750,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,292,679	0.1
			58,616,975	2.4

		Industrial: 1.6%
1,000,000		AECOM, 5.875%, 10/15/2024	1,117,780	0.1
1,025,000	(1),(4)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,095,469	0.1
990,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	1,066,416	0.1
2,796,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,197,925	0.1
200,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	196,830	0.0
525,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	546,874	0.0
400,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	430,500	0.0
400,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	434,384	0.0
410,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	552,407	0.0
650,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	671,531	0.0
1,150,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,224,391	0.1
1,275,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,399,631	0.1
675,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	714,234	0.0
325,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	339,625	0.0
250,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	273,859	0.0
700,000	(1)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	727,562	0.0
1,000,000		CSX Corp., 4.500%, 08/01/2054	1,328,286	0.1
603,000		FedEx Corp., 4.000%, 01/15/2024	668,170	0.0
500,000		FedEx Corp., 4.950%, 10/17/2048	683,813	0.0
300,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	302,812	0.0
175,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	181,891	0.0
345,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	383,597	0.0
700,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	710,528	0.0
550,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	608,781	0.0
675,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	752,625	0.0
2,775,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,960,689	0.1
325,000	(1),(4)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	327,031	0.0
825,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	849,234	0.1
1,550,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,804,603	0.1
825,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	851,297	0.1
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	227,284	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
900,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	$ 990,000	0.1
725,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	781,970	0.0
675,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	700,313	0.0
835,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	891,204	0.1
1,080,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,114,425	0.1
600,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	665,250	0.0
665,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	692,431	0.0
700,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	792,313	0.1
435,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	437,719	0.0
150,000	(1)	Stericycle, Inc., 3.875%, 01/15/2029	154,313	0.0
675,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	731,403	0.0
200,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	204,229	0.0
525,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	551,906	0.0
565,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	602,324	0.0
550,000		TransDigm, Inc., 5.500%, 11/15/2027	579,040	0.0
650,000		TransDigm, Inc., 6.375%, 06/15/2026	673,969	0.0
400,000		TransDigm, Inc., 6.500%, 05/15/2025	411,750	0.0
850,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	928,094	0.1
240,000	(1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	254,850	0.0
650,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	680,875	0.0
			39,468,437	1.6

		Technology: 0.8%
925,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	953,809	0.1
625,000	(1)	Austin BidCo, Inc., 7.125%, 12/15/2028	653,516	0.0
625,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	644,922	0.0
200,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	217,377	0.0
200,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	215,750	0.0
160,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	164,200	0.0
625,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	638,216	0.0
650,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	651,524	0.0
500,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	510,475	0.0
600,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	671,919	0.0
1,475,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,506,344	0.1
1,000,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,512,868	0.1
625,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	664,778	0.0
70,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	74,725	0.0
505,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	524,569	0.0
890,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	941,799	0.1
625,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	680,203	0.0
585,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	604,744	0.0
200,000	(1)	Open Text Corp., 3.875%, 02/15/2028	207,844	0.0
300,000	(1)	Open Text Corp., 5.875%, 06/01/2026	312,375	0.0
650,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	692,666	0.0
350,000		Oracle Corp., 3.250%, 11/15/2027	399,216	0.0
115,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	120,701	0.0
555,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	589,254	0.0
740,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	765,752	0.1
655,000		Texas Instruments, Inc., 3.875%, 03/15/2039	818,398	0.1
650,000	(1)	Unisys Corp., 6.875%, 11/01/2027	711,750	0.1
600,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	612,399	0.0
810,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	832,275	0.1
			17,894,368	0.8

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities: 2.0%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	$ 1,435,174	0.1
1,114,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	1,186,183	0.1
1,275,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	1,324,419	0.1
675,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	724,572	0.0
1,850,000	(1)	Colbun SA, 3.150%, 03/06/2030	1,998,000	0.1
5,670,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,991,304	0.3
850,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	891,969	0.0
3,935,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	4,270,774	0.2
1,355,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,627,465	0.1
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	3,445,859	0.2
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	578,750	0.0
2,500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	2,697,500	0.1
575,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	620,425	0.0
800,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	802,500	0.0
2,260,000		Mississippi Power Co., 4.250%, 03/15/2042	2,735,644	0.1
2,875,000	(3)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,389,244	0.1
525,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	538,479	0.0
475,000	(1)	NRG Energy, Inc., 3.625%, 02/15/2031	489,571	0.0
600,000		NRG Energy, Inc., 6.625%, 01/15/2027	634,500	0.0
2,325,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,559,964	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,535,855	0.2
775,000		PG&E Corp., 5.250%, 07/01/2030	853,469	0.0
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	320,253	0.0
550,000		Southern California Edison Co., 3.650%, 02/01/2050	625,302	0.0
3,625,000	(3)	Southern Co/The, 4.000%, 01/15/2051	3,843,324	0.2
450,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	469,552	0.0
500,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	532,550	0.0
			48,122,601	2.0

	Total Corporate Bonds/Notes
	(Cost $480,150,868)		514,749,444	21.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.9%
114,433		Adjustable Rate Mortgage Trust 2005-7 7A21, 0.648%, (US0001M + 0.500%), 10/25/2035	114,584	0.0
305,671	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.901%, 05/25/2036	294,777	0.0
1,007,300	(1),(3)	Agate Bay Mortgage Trust 2014-1 B4, 3.850%, 07/25/2044	1,016,283	0.0
3,564,843	(1),(3)	Agate Bay Mortgage Trust 2014-2 B2, 3.868%, 09/25/2044	3,646,839	0.2
1,462,364	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.868%, 09/25/2044	1,475,975	0.1
2,188,214	(1),(3)	Agate Bay Mortgage Trust 2015-2 B3, 3.711%, 03/25/2045	2,240,762	0.1
985,162	(1),(3)	Agate Bay Mortgage Trust 2015-4 B3, 3.565%, 06/25/2045	998,508	0.0
2,536,324	(1),(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.741%, 12/25/2045	2,636,354	0.1
1,000,000	(1),(3)	Agate Bay Mortgage Trust 2016-1 B4, 3.741%, 12/25/2045	935,237	0.0
1,137,085	(1),(3)	Agate Bay Mortgage Trust 2016-2 B4, 3.787%, 03/25/2046	1,159,154	0.1
720,091		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	697,821	0.0
120,612		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	94,941	0.0
481,163		Alternative Loan Trust 2005-10CB 1A2, 0.598%, (US0001M + 0.450%), 05/25/2035	377,856	0.0
477,485		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	464,410	0.0
171,349		Alternative Loan Trust 2005-51 3A2A, 1.899%, (12MTA + 1.290%), 11/20/2035	159,536	0.0
53,937		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	52,881	0.0
257,847		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	210,274	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
35,039		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$ 24,453	0.0
634,696		Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400%), 07/25/2036	292,207	0.0
150,124		Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400%), 08/25/2036	77,946	0.0
635,742		Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600%), 08/25/2036	339,546	0.0
1,091,169		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	906,417	0.0
395,051		Alternative Loan Trust 2006-HY11 A1, 0.388%, (US0001M + 0.120%), 06/25/2036	382,677	0.0
1,117,597		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	928,825	0.0
162,193		Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600%), 03/25/2037	75,738	0.0
276,836		Alternative Loan Trust 2007-HY8C A1, 0.308%, (US0001M + 0.160%), 09/25/2047	259,712	0.0
812,310		Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170%), 05/25/2047	755,963	0.0
1,439,966	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,476,651	0.1
3,330,213	(1)	Arroyo Mortgage Trust 2020-1 A1B, 2.100%, 03/25/2055	3,398,410	0.1
438,510		Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600%), 03/25/2037	335,876	0.0
2,272,484		Banc of America Funding 2007-C 7A1 Trust, 0.572%, (US0001M + 0.210%), 05/20/2047	2,192,056	0.1
312,488	(3)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.913%, 04/25/2035	309,855	0.0
556,248	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.270%, 11/25/2036	427,248	0.0
714,293	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.108%, 11/25/2036	480,635	0.0
147,735	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.984%, 01/26/2036	119,748	0.0
2,500,000	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.750%, (US0001M + 2.600%), 06/25/2030	2,501,672	0.1
5,000,000	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	5,248,428	0.2
432,943	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	445,221	0.0
977,967	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.944%, 03/25/2050	1,022,755	0.0
1,271,358	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.944%, 03/25/2050	1,315,425	0.1
474,405	(3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.259%, 09/25/2036	435,608	0.0
62,051	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.749%, 11/25/2034	61,916	0.0
472,246		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 2.207%, (US0012M + 1.750%), 02/20/2036	448,081	0.0
1,060,073	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,092,918	0.1
803,249	(1),(3)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	828,376	0.0
578,785	(1),(3)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	591,563	0.0
868,177	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	896,466	0.0
1,334,832	(1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,360,248	0.1
1,758,919	(1),(3)	CIM Trust 2019-J1 B3, 4.031%, 08/25/2049	1,830,878	0.1
3,169,614	(1),(3)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	3,235,116	0.1
1,990,268	(1),(3)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	1,996,325	0.1
1,056,564	(1),(3)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,087,177	0.1
1,300,000	(1),(3)	CIM Trust 2020-J2 B3, 2.814%, 01/25/2051	1,127,620	0.1
611,733		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	623,718	0.0
103,945	(3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.490%, 03/25/2036	92,001	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
58,913	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.168%, 11/25/2036	$ 53,500	0.0
316,919	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	335,586	0.0
182,081	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 3.007%, 08/25/2035	186,471	0.0
536,873		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	551,277	0.0
1,000,000	(1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,016,286	0.0
2,802,545	(1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,825,983	0.1
4,970,783	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.248%, (US0001M + 2.100%), 10/25/2039	4,969,976	0.2
5,740,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	5,730,621	0.2
24,267		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	11,219	0.0
718,621		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	707,399	0.0
800,000	(1),(3)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	826,837	0.0
3,634,641	(1),(5)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,701,027	0.2
416,170		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	329,908	0.0
1,077,339	(1),(3)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,102,991	0.1
1,500,000	(1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,514,195	0.1
1,400,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,432,822	0.1
2,126,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,161,254	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,013,143	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,065,413	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,015,157	0.1
3,800,000	(1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	3,901,388	0.2
573,353		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.448%, (US0001M + 0.300%), 04/25/2037	391,550	0.0
126,688	(1),(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.260%, 06/27/2037	126,610	0.0
1,809,021	(1),(3)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	1,852,542	0.1
1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	1,719,025	0.1
646,628	(6)	Fannie Mae 2007-18 BS, 6.452%, (-1.000*US0001M + 6.600%), 06/25/2035	133,574	0.0
2,075,923	(6)	Fannie Mae 2008-94 SI, 5.352%, (-1.000*US0001M + 5.500%), 04/25/2036	517,577	0.0
271,024	(6)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	1,689	0.0
254,663		Fannie Mae 2010-15 FD, 0.888%, (US0001M + 0.740%), 03/25/2040	259,578	0.0
681,437		Fannie Mae 2011-47 GF, 0.718%, (US0001M + 0.570%), 06/25/2041	689,850	0.0
108,188		Fannie Mae 2012-10 UF, 0.698%, (US0001M + 0.550%), 02/25/2042	109,443	0.0
257,962	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	51,109	0.0
829,732	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	52,029	0.0
5,293,734	(6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	334,768	0.0
982,058	(6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	21,506	0.0
30,883,900	(6)	Fannie Mae 2018-86 US, 6.052%, (-1.000*US0001M + 6.200%), 12/25/2048	6,262,291	0.3
91,112		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.048%, (US0001M + 4.900%), 11/25/2024	93,840	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,414,319		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	$ 1,445,190	0.1
768,705		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	782,945	0.0
1,492,019		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	1,575,422	0.1
3,238,549		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300%), 02/25/2025	3,314,500	0.1
3,417,143		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	3,570,555	0.2
1,750,050		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	1,807,955	0.1
3,679,013		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	3,778,567	0.2
7,731,609		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	7,850,827	0.3
1,208,434		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	1,221,640	0.1
3,833,948		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	3,859,982	0.2
3,925,198		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	3,940,008	0.2
3,723,799		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	3,768,625	0.2
4,285,789		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	4,274,949	0.2
3,036,497		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	3,011,433	0.1
6,225,478		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	6,220,395	0.3
4,294,237	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	4,305,553	0.2
1,798,924	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	1,801,391	0.1
2,094,752	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	2,100,299	0.1
1,563,111	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	1,568,090	0.1
3,736,029	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	3,749,108	0.2
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	1,010,870	0.0
4,350,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	4,349,808	0.2
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	1,822,671	0.1
42		Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700%), 04/25/2028	45	0.0
2,872,458		Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900%), 10/25/2028	3,029,309	0.1
753,897	(6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	128,070	0.0
115,492	(6)	Fannie Mae REMIC Trust 2000-26 SP, 8.352%, (-1.000*US0001M + 8.500%), 08/25/2030	19,638	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
177,540	(6)	Fannie Mae REMIC Trust 2002-13 SR, 6.452%, (-1.000*US0001M + 6.600%), 03/25/2032	$ 32,025	0.0
103,990	(6)	Fannie Mae REMIC Trust 2004-64 SW, 6.902%, (-1.000*US0001M + 7.050%), 08/25/2034	22,603	0.0
75,071	(6)	Fannie Mae REMIC Trust 2004-66 SE, 6.352%, (-1.000*US0001M + 6.500%), 09/25/2034	14,335	0.0
393,150	(6)	Fannie Mae REMIC Trust 2009-25 SN, 6.402%, (-1.000*US0001M + 6.550%), 04/25/2039	97,276	0.0
96,308	(6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	2,426	0.0
15,953,933	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	28,660	0.0
658,854	(6)	Fannie Mae REMIC Trust 2013-116 SC, 6.052%, (-1.000*US0001M + 6.200%), 04/25/2033	66,085	0.0
1,713,616	(6)	Fannie Mae REMICS 2004-53 UC, 7.402%, (-1.000*US0001M + 7.550%), 07/25/2034	425,886	0.0
1,709,829	(6)	Fannie Mae REMICS 2005-59 NS, 6.602%, (-1.000*US0001M + 6.750%), 05/25/2035	205,540	0.0
183,586		Fannie Mae REMICS 2006-46 SP, 23.657%, (-3.667*US0001M + 24.200%), 06/25/2036	340,851	0.0
5,938,679	(6)	Fannie Mae REMICS 2007-22 SD, 6.252%, (-1.000*US0001M + 6.400%), 03/25/2037	1,387,829	0.1
4,518,514	(6)	Fannie Mae REMICS 2007-30 IE, 6.592%, (-1.000*US0001M + 6.740%), 04/25/2037	1,271,299	0.1
3,190,566	(6)	Fannie Mae REMICS 2007-55 S, 6.612%, (-1.000*US0001M + 6.760%), 06/25/2037	697,836	0.0
292,174	(6)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	3,265	0.0
4,676,199	(6)	Fannie Mae REMICS 2011-123 SD, 6.452%, (-1.000*US0001M + 6.600%), 08/25/2039	330,744	0.0
276,308	(6)	Fannie Mae REMICS 2011-48 HI, 4.000%, 10/25/2038	2,211	0.0
20,021,689	(6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,317,617	0.1
1,610,807	(6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	100,351	0.0
16,203,123	(6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	1,042,546	0.0
3,721,876	(6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	282,288	0.0
5,753,079	(6)	Fannie Mae REMICS 2012-150 PS, 6.002%, (-1.000*US0001M + 6.150%), 01/25/2043	1,158,391	0.1
16,216,480	(6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	889,075	0.0
2,288,627	(6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	317,893	0.0
16,702,492	(6)	Fannie Mae REMICS 2013-19 JS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2041	1,933,753	0.1
1,931,903	(6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	274,674	0.0
6,288,649	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	416,948	0.0
7,310,945	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	640,024	0.0
2,302,064	(6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	166,982	0.0
2,181,316	(6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	180,494	0.0
4,782,312	(6)	Fannie Mae REMICS 2013-97 JS, 6.002%, (-1.000*US0001M + 6.150%), 04/25/2038	963,599	0.0
10,624,584	(6)	Fannie Mae REMICS 2016-19 SB, 5.952%, (-1.000*US0001M + 6.100%), 04/25/2046	2,141,959	0.1
3,207,671	(6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	553,191	0.0
2,204,302	(6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	370,638	0.0
12,612,154	(6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,564,183	0.1
25,171,501	(6)	Fannie Mae REMICS 2019-17 SA, 5.952%, (-1.000*US0001M + 6.100%), 04/25/2049	5,175,031	0.2
23,930,850	(6)	Fannie Mae REMICS 2019-8 SB, 5.952%, (-1.000*US0001M + 6.100%), 03/25/2049	4,919,726	0.2
536,818		Fannie Mae Series 2006-11 FA, 0.448%, (US0001M + 0.300%), 03/25/2036	539,644	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
78,918		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	$ 52,633	0.0
800,000	(1),(3)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	827,600	0.0
655,967	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	678,030	0.0
4,726,431	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.049%, 04/25/2048	5,038,604	0.2
2,433,572	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,516,815	0.1
3,803,264	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.287%, 07/25/2048	3,888,076	0.2
955,491	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.541%, 09/25/2048	976,506	0.0
675,000	(1),(3)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	699,882	0.0
3,616,561	(1),(3)	Flagstar Mortgage Trust 2018-6RR B1, 4.996%, 10/25/2048	3,942,393	0.2
1,468,538	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.120%, 12/25/2049	1,566,473	0.1
2,055,954	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.120%, 12/25/2049	2,176,984	0.1
3,450,895	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.324%, 03/25/2050	3,671,085	0.2
2,957,910	(1),(3)	Flagstar Mortgage Trust 2020-1NV B3, 4.324%, 03/25/2050	2,969,558	0.1
1,425,252	(6)	Freddie Mac 2009-70 PS, 6.602%, (-1.000*US0001M + 6.750%), 01/25/2037	362,020	0.0
197,442	(6)	Freddie Mac 2524 SH, 7.341%, (-1.000*US0001M + 7.500%), 11/15/2032	19,281	0.0
383,596	(6)	Freddie Mac 2525 SM, 7.841%, (-1.000*US0001M + 8.000%), 02/15/2032	94,502	0.0
366,714	(6)	Freddie Mac 2981 CS, 6.561%, (-1.000*US0001M + 6.720%), 05/15/2035	72,538	0.0
236,955	(6)	Freddie Mac 2989 HS, 6.991%, (-1.000*US0001M + 7.150%), 08/15/2034	109,297	0.0
190,802	(6)	Freddie Mac 3018 SM, 7.041%, (-1.000*US0001M + 7.200%), 08/15/2035	47,387	0.0
1,983,830	(6)	Freddie Mac 3222 SN, 6.441%, (-1.000*US0001M + 6.600%), 09/15/2036	436,342	0.0
354,494	(3),(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	80,151	0.0
738,069	(6)	Freddie Mac 3523 SA, 5.841%, (-1.000*US0001M + 6.000%), 09/15/2036	145,484	0.0
604,855	(6)	Freddie Mac 3582 MS, 5.991%, (-1.000*US0001M + 6.150%), 10/15/2039	134,612	0.0
907,332	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	163,504	0.0
3,755,829	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	372,667	0.0
141,100	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	23,533	0.0
7,503,213	(6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,546,563	0.1
118,442	(6)	Freddie Mac REMIC Trust 2266 S, 8.391%, (-1.000*US0001M + 8.550%), 11/15/2030	22,518	0.0
178,527	(6)	Freddie Mac REMIC Trust 2374 S, 7.941%, (-1.000*US0001M + 8.100%), 06/15/2031	44,296	0.0
100,062	(6)	Freddie Mac REMIC Trust 2417 SY, 8.241%, (-1.000*US0001M + 8.400%), 12/15/2031	27,258	0.0
191,806	(6)	Freddie Mac REMIC Trust 2577 SA, 7.291%, (-1.000*US0001M + 7.450%), 02/15/2033	47,962	0.0
96,066	(6)	Freddie Mac REMIC Trust 2981 SU, 7.641%, (-1.000*US0001M + 7.800%), 05/15/2030	21,091	0.0
159,029		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	179,738	0.0
642,561	(6)	Freddie Mac REMIC Trust 3049 PI, 6.491%, (-1.000*US0001M + 6.650%), 10/15/2035	153,809	0.0
58,445		Freddie Mac REMIC Trust 3085 SK, 64.096%, (-12.000*US0001M + 66.000%), 12/15/2035	183,503	0.0
76,062	(7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	71,500	0.0
50,882	(6)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	620	0.0
204,877	(6)	Freddie Mac REMIC Trust 3624 TS, 4.641%, (-1.000*US0001M + 4.800%), 01/15/2040	31,478	0.0
266,542	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	35,782	0.0
888,288	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	101,715	0.0
1,849,280	(6)	Freddie Mac REMICS 2781 SB, 6.991%, (-1.000*US0001M + 7.150%), 04/15/2034	417,300	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
516,841		Freddie Mac REMICS 2921 PF, 0.509%, (US0001M + 0.350%), 01/15/2035	$ 517,311	0.0
4,351,649	(6)	Freddie Mac REMICS 3128 JI, 6.471%, (-1.000*US0001M + 6.630%), 03/15/2036	1,075,510	0.1
1,998,479	(6)	Freddie Mac REMICS 3298 S, 5.951%, (-1.000*US0001M + 6.110%), 04/15/2037	425,063	0.0
12,830	(6)	Freddie Mac REMICS 3759 DI, 4.000%, 10/15/2029	6	0.0
149,269	(6)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	2,413	0.0
549,904	(6)	Freddie Mac REMICS 3851 PI, 4.000%, 08/15/2038	1,353	0.0
4,991,981	(6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	281,769	0.0
1,323,653	(6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	204,440	0.0
16,043,334	(6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	845,323	0.0
2,278,151	(6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	146,844	0.0
1,630,427	(6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	122,940	0.0
1,439,865	(6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	74,805	0.0
3,196,685	(6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	384,128	0.0
1,989,243	(6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	92,333	0.0
7,786,689	(6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	524,170	0.0
1,437,370	(6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	69,419	0.0
39,600,207	(6)	Freddie Mac REMICS 4273 PS, 5.941%, (-1.000*US0001M + 6.100%), 11/15/2043	8,359,917	0.4
3,181,841	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	466,769	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 8.972%, (-2.333*US0001M + 9.333%), 07/15/2037	1,388,273	0.1
3,475,400	(6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	410,883	0.0
10,000,729	(6)	Freddie Mac REMICS 4618 SA, 5.841%, (-1.000*US0001M + 6.000%), 09/15/2046	2,324,130	0.1
3,548,455		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	343,763	0.0
3,447,806	(6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	480,952	0.0
42,240,879	(6)	Freddie Mac REMICS 4903 NS, 5.952%, (-1.000*US0001M + 6.100%), 08/25/2049	7,842,446	0.3
20,656,701	(6)	Freddie Mac REMICS 4909 SJ, 5.902%, (-1.000*US0001M + 6.050%), 09/25/2049	3,858,938	0.2
8,039,680	(6)	Freddie Mac REMICS 4910 SD, 5.891%, (-1.000*US0001M + 6.050%), 06/15/2049	1,387,260	0.1
24,428,259	(6)	Freddie Mac REMICS 4910 SH, 5.902%, (-1.000*US0001M + 6.050%), 09/25/2049	5,010,060	0.2
29,709,074	(6)	Freddie Mac REMICS 4924 SY, 5.902%, (-1.000*US0001M + 6.050%), 10/25/2049	5,872,836	0.2
936,515		Freddie Mac REMICS Trust 3740 FB, 0.659%, (US0001M + 0.500%), 10/15/2040	943,981	0.0
2,000,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	1,998,618	0.1
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	2,522,795	0.1
6,600,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	6,603,883	0.3
4,000,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	3,969,198	0.2
2,374,883	(6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	155,925	0.0
1,218,395	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	271,362	0.0
636,104	(6)	Freddie Mac Strips Series 237 S23, 6.941%, (-1.000*US0001M + 7.100%), 05/15/2036	155,287	0.0
877,734	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	125,080	0.0
740,487		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.148%, (US0001M + 4.000%), 08/25/2024	758,285	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,119,484		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	$ 1,170,150	0.1
365,729		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 4.848%, (US0001M + 4.700%), 03/25/2028	381,098	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	520,451	0.0
2,730,149		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250%), 07/25/2029	2,806,523	0.1
2,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	2,800,040	0.1
5,149,509		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	5,208,773	0.2
2,991,134		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	3,047,466	0.1
865,139		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	860,679	0.0
2,604,487		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	2,606,472	0.1
4,788,148	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650%), 01/25/2049	4,797,940	0.2
7,693,750	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	7,617,471	0.3
432,230	(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	445,141	0.0
1,628,335	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,715,254	0.1
2,439,856	(1),(3)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,535,074	0.1
1,956,349	(1),(3)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	2,020,591	0.1
4,960,881	(6)	Ginnie Mae 2007-59 SC, 6.348%, (-1.000*US0001M + 6.500%), 07/20/2037	1,153,980	0.1
188,456	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	46,685	0.0
30,689,036	(6)	Ginnie Mae 2013-130 SB, 4.895%, (-1.000*US0001M + 5.050%), 09/16/2043	5,047,914	0.2
447,957	(6)	Ginnie Mae Series 2008-40 SA, 6.247%, (-1.000*US0001M + 6.400%), 05/16/2038	88,764	0.0
785,273	(6)	Ginnie Mae Series 2009-116 SJ, 6.327%, (-1.000*US0001M + 6.480%), 12/16/2039	174,239	0.0
1,237,920	(6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	90,556	0.0
645,894	(6)	Ginnie Mae Series 2010-143 PI, 4.000%, 11/16/2037	3,845	0.0
1,975,806	(6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	208,864	0.0
749,962	(6)	Ginnie Mae Series 2010-4 SL, 6.247%, (-1.000*US0001M + 6.400%), 01/16/2040	169,934	0.0
155,654	(6)	Ginnie Mae Series 2010-98 QS, 6.448%, (-1.000*US0001M + 6.600%), 01/20/2040	13,729	0.0
2,118,109	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	49,252	0.0
2,750,000	(6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	232,024	0.0
448,983		Ginnie Mae Series 2011-159 CI, 5.000%, 06/16/2040	4,931	0.0
6,221,752	(6)	Ginnie Mae Series 2011-25 AS, 5.908%, (-1.000*US0001M + 6.060%), 02/20/2041	1,296,881	0.1
3,355,410	(6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	224,779	0.0
33,810	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	2,392	0.0
3,140,620	(6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	394,359	0.0
2,833,399	(6)	Ginnie Mae Series 2013-103 DS, 5.998%, (-1.000*US0001M + 6.150%), 07/20/2043	565,004	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
118,210	(6)	Ginnie Mae Series 2013-134 DS, 5.948%, (-1.000*US0001M + 6.100%), 09/20/2043	$ 23,533	0.0
282,046	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	42,215	0.0
1,469,484	(6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	129,160	0.0
4,155,100	(6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	493,188	0.0
4,135,221	(6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	413,529	0.0
25,784,014	(6)	Ginnie Mae Series 2015-144 SA, 6.048%, (-1.000*US0001M + 6.200%), 10/20/2045	5,934,838	0.3
4,589,712	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	33,627	0.0
275,124	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	38,976	0.0
796,608	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	81,244	0.0
9,283,744	(6)	Ginnie Mae Series 2018-153 SQ, 6.048%, (-1.000*US0001M + 6.200%), 11/20/2048	1,976,701	0.1
26,796,399	(6)	Ginnie Mae Series 2018-93 SJ, 6.048%, (-1.000*US0001M + 6.200%), 07/20/2048	4,916,936	0.2
683,403	(6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	87,279	0.0
172,569	(6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	32,009	0.0
1,068,132	(6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	141,686	0.0
20,164,068	(6)	Ginnie Mae Series 2019-89 SC, 5.948%, (-1.000*US0001M + 6.100%), 07/20/2049	4,277,097	0.2
1,021,429	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,043,055	0.0
1,622,270	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,679,400	0.1
1,700,000	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,778,448	0.1
3,709,468	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.686%, 05/01/2050	3,688,729	0.2
378,280	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	390,335	0.0
1,773,334	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.335%, 08/25/2049	1,896,491	0.1
566,891	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	575,027	0.0
3,903,551	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.484%, 11/25/2049	4,233,055	0.2
3,892,255	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.484%, 11/25/2049	4,160,142	0.2
488,041	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.108%, 03/25/2050	533,423	0.0
488,041	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.108%, 03/25/2050	525,627	0.0
953,745	(1),(3)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	958,559	0.0
455,387		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.302%, (US0001M + 0.150%), 01/25/2047	417,860	0.0
528,568		HarborView Mortgage Loan Trust 2007-5 A1A, 0.342%, (US0001M + 0.190%), 09/19/2037	501,218	0.0
2,190		HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	2,129	0.0
9,805		HomeBanc Mortgage Trust 2005-3 A2, 0.768%, (US0001M + 0.310%), 07/25/2035	9,834	0.0
1,684,807	(1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,703,741	0.1
75,157		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.568%, (US0001M + 0.420%), 04/25/2046	69,734	0.0
631,229	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	652,205	0.0
1,099,079	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.637%, 08/25/2049	1,192,284	0.1
2,662,966	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.637%, 08/25/2049	2,780,503	0.1
1,561,579	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,608,026	0.1
2,325,137	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.895%, 06/25/2049	2,512,345	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,840,733	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.895%, 06/25/2049	$ 1,951,757	0.1
2,011,761	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 2.933%, 07/25/2035	2,020,114	0.1
84,734		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	62,101	0.0
195,416		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	150,336	0.0
469,263		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	283,522	0.0
784,352	(1),(3)	JP Morgan Mortgage Trust 2014-5 B3, 2.937%, 10/25/2029	794,919	0.0
615,935	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	634,355	0.0
2,095,000	(1),(3)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	2,106,453	0.1
1,211,707	(1),(3)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,234,539	0.1
912,740	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.511%, 01/25/2047	914,690	0.0
1,847,248	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,887,243	0.1
1,480,510	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.792%, 08/25/2047	1,553,604	0.1
1,096,674	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.792%, 08/25/2047	1,144,180	0.1
500,000	(1),(3)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	516,266	0.0
1,926,672	(1),(3)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	1,912,087	0.1
562,914	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.817%, 12/25/2048	581,304	0.0
1,582,726	(1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.817%, 12/25/2048	1,630,950	0.1
2,310,623	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.721%, 06/25/2048	2,402,713	0.1
3,764,907	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.753%, 09/25/2048	3,952,865	0.2
2,353,067	(1),(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.753%, 09/25/2048	2,418,301	0.1
472,373	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.750%, 10/25/2048	495,802	0.0
472,373	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.750%, 10/25/2048	493,863	0.0
1,903,221	(1),(3)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,979,286	0.1
427,092	(1),(3)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	437,765	0.0
1,881,758	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.925%, 12/25/2048	1,975,810	0.1
1,118,704	(1),(3)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	1,156,663	0.1
8,199,374	(1),(3)	JP Morgan Mortgage Trust 2018-8 B1, 4.188%, 01/25/2049	8,628,502	0.4
3,821,216	(1),(3)	JP Morgan Mortgage Trust 2018-8 B2, 4.188%, 01/25/2049	4,004,668	0.2
969,057	(1),(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.430%, 02/25/2049	1,046,877	0.0
1,911,355	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.430%, 02/25/2049	2,020,523	0.1
1,505,955	(1),(3)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.778%, 04/25/2049	1,633,671	0.1
1,197,768	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,239,070	0.1
876,383	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	904,039	0.0
3,160,505	(1),(3)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	3,277,800	0.1
2,914,485	(1),(3)	JP Morgan Mortgage Trust 2019-5 B1, 4.532%, 11/25/2049	3,181,290	0.1
4,857,475	(1),(3)	JP Morgan Mortgage Trust 2019-5 B2, 4.532%, 11/25/2049	5,240,241	0.2
762,091	(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	782,054	0.0
2,924,902	(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.265%, 12/25/2049	3,161,807	0.1
6,337,288	(1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.265%, 12/25/2049	6,876,832	0.3
1,751,611	(1),(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.190%, 02/25/2050	1,764,830	0.1
973,117	(1),(3)	JP Morgan Mortgage Trust 2019-7 B3A, 3.440%, 12/31/2049	993,893	0.0
2,380,866	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,464,743	0.1
3,127,185	(1),(3)	JP Morgan Mortgage Trust 2019-8 B2A, 3.194%, 03/25/2050	3,220,443	0.1
977,245	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.444%, 03/25/2050	1,001,203	0.0
3,894,252	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.083%, 10/25/2049	4,196,597	0.2
1,126,289	(1),(3)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,160,531	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
4,130,890	(1),(3)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.503%, 05/25/2050	$ 4,297,034	0.2
2,711,504	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,796,156	0.1
1,923,438	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.809%, 12/25/2049	2,025,131	0.1
1,949,760	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.809%, 12/25/2049	2,069,886	0.1
2,739,067	(1),(3)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.545%, 12/31/2049	2,924,346	0.1
6,375,626	(1),(3)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.545%, 12/31/2049	6,726,068	0.3
1,251,883	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,274,530	0.1
3,078,885	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.890%, 08/25/2050	3,302,716	0.1
4,950,005	(1),(3)	JP Morgan Mortgage Trust 2020-4 B1, 3.764%, 11/25/2050	5,406,102	0.2
2,608,579	(1),(3)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	2,693,762	0.1
4,900,000	(1),(3)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	5,018,985	0.2
1,991,487	(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.230%, 11/25/2050	2,175,523	0.1
1,028,580	(1),(3)	JP Morgan Trust 2015-3 B3, 3.652%, 05/25/2045	1,053,915	0.1
1,807,092	(1),(3)	JP Morgan Trust 2015-3 B4, 3.652%, 05/25/2045	1,837,344	0.1
5,503,234,817	(1),(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	1,638,863	0.1
74,310		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	67,960	0.0
319,466	(1),(3)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.463%, 10/25/2048	328,629	0.0
1,074,380	(1),(3)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.463%, 10/25/2048	1,160,939	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800%), 09/25/2035	642,991	0.0
1,193,699		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.448%, (US0001M + 0.150%), 08/25/2036	495,514	0.0
404,573	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	438,154	0.0
1,400,000	(1),(3)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	1,460,056	0.1
823,872	(1),(3)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	834,601	0.0
577,535	(1),(3)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	604,985	0.0
900,121	(1),(3)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	922,976	0.0
1,687,709	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,730,219	0.1
1,009,817	(1),(3)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,043,279	0.0
26,031		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	24,203	0.0
1,000,000	(1),(3)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,040,648	0.0
3,760,800	(1),(3)	RCKT Mortgage Trust 2019-1 B1A, 3.917%, 09/25/2049	3,985,211	0.2
2,441,786	(1),(3)	RCKT Mortgage Trust 2019-1 B2A, 3.917%, 09/25/2049	2,420,885	0.1
2,756,577	(1),(3)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	2,815,920	0.1
1,633,923	(1),(3)	RCKT Mortgage Trust 2020-1 B2A, 3.523%, 02/25/2050	1,712,433	0.1
1,823,002	(3)	Sequoia Mortgage Trust 2013-3 B3, 3.512%, 03/25/2043	1,862,413	0.1
348,846	(1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	360,552	0.0
2,014,377	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	2,066,317	0.1
1,202,096	(1),(3)	Sequoia Mortgage Trust 2015-1 B1, 3.868%, 01/25/2045	1,252,329	0.1
1,564,825	(1),(3)	Sequoia Mortgage Trust 2017-1 B2, 3.606%, 02/25/2047	1,647,632	0.1
2,428,405	(1),(3)	Sequoia Mortgage Trust 2018-5 B3, 3.921%, 05/25/2048	2,543,371	0.1
1,182,543	(1),(3)	Sequoia Mortgage Trust 2018-6 B1, 4.183%, 07/25/2048	1,266,896	0.1
755,785	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.461%, 02/25/2048	815,344	0.0
566,839	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.461%, 02/25/2048	600,762	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
638,941	(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	$ 647,710	0.0
1,739,659	(1),(3)	Sequoia Mortgage Trust 2019-2 B2, 4.252%, 06/25/2049	1,842,977	0.1
1,645,002	(1),(3)	Sequoia Mortgage Trust 2019-2 B3, 4.252%, 06/25/2049	1,702,145	0.1
2,609,929	(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	2,673,959	0.1
1,374,519	(1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,404,218	0.1
2,122,836	(1),(3)	Sequoia Mortgage Trust 2019-5 B2, 3.776%, 12/25/2049	2,271,525	0.1
2,123,812	(1),(3)	Sequoia Mortgage Trust 2019-5 B3, 3.776%, 12/25/2049	2,167,801	0.1
2,620,141	(1),(3)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.018%, 03/25/2049	2,807,742	0.1
969,346	(1),(3)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.018%, 03/25/2049	1,051,925	0.0
1,783,800	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,834,650	0.1
600,000	(1),(3)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	625,348	0.0
1,955,915	(1),(3)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.536%, 09/25/2049	2,070,710	0.1
565,186	(1),(3)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	577,466	0.0
2,543,335	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	2,598,597	0.1
1,455,232	(1),(3)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	1,494,556	0.1
1,487,499	(1),(3)	Sequoia Mortgage Trust 2020-2 B3, 3.661%, 03/25/2050	1,489,743	0.1
2,347,019	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.709%, 10/25/2047	2,438,459	0.1
3,111,402	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B3, 3.709%, 10/25/2047	3,204,492	0.1
2,716,165	(1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,754,449	0.1
55,856	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.004%, 03/25/2035	55,997	0.0
2,100,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,199,474	0.1
3,000,000	(1),(3)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	3,045,388	0.1
2,365,165	(1),(3)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	2,384,512	0.1
2,951,756	(1),(5)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	3,014,585	0.1
2,440,815	(1),(3)	Verus Securitization Trust 2019-INV2 A3, 3.219%, 07/25/2059	2,507,828	0.1
99,536	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.532%, 10/25/2036	95,825	0.0
212,414	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.951%, 06/25/2034	214,700	0.0
1,355,739	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.873%, 07/25/2034	1,378,106	0.1
103,844,013	(3),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 2.035%, 01/25/2045	2,856,105	0.1
237,875	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.053%, 09/25/2035	240,888	0.0
37,829,617	(3),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 2.151%, 01/25/2045	2,133,212	0.1
17,336	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.037%, 10/25/2036	17,050	0.0
107,270	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.644%, 11/25/2036	106,562	0.0
412,250	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.644%, 11/25/2036	409,527	0.0
60,417	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.154%, 12/25/2036	57,371	0.0
57,929	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.095%, 08/25/2046	55,716	0.0
106,546	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.324%, 12/25/2036	107,014	0.0
504,508	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.216%, 03/25/2037	451,245	0.0
11,083	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.208%, 04/25/2037	10,201	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
65,469	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.097%, 07/25/2037	$ 63,428	0.0
632,819		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900%), 11/25/2035	538,000	0.0
671,054		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	674,909	0.0
614,650		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	589,538	0.0
779,327		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	773,988	0.0
151,064		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	152,977	0.0
787,960		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.748%, (US0001M + 0.600%), 07/25/2036	410,354	0.0
2,024,494		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.549%, (12MTA + 0.940%), 07/25/2046	1,414,074	0.1
876,035		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.569%, (12MTA + 0.960%), 08/25/2046	586,624	0.0
36,138		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	29,157	0.0
842,866	(3)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.947%, 09/25/2036	788,960	0.0
161,166	(3)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.910%, 12/28/2037	150,918	0.0
3,185,358	(1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.688%, 07/25/2047	3,408,599	0.1
1,417,260	(1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	1,442,454	0.1
1,576,656	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.559%, 09/25/2049	1,601,537	0.1
1,982,454	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.426%, 12/25/2049	2,004,216	0.1
3,546,686	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.291%, 12/25/2049	3,696,965	0.2
2,975,607	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.275%, 07/25/2050	3,123,825	0.1
655,406	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.765%, 08/20/2045	682,927	0.0

	Total Collateralized Mortgage Obligations
	(Cost $631,706,596)		654,671,735	26.9

ASSET-BACKED SECURITIES: 14.0%
		Automobile Asset-Backed Securities: 1.2%
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,545,456	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,485,691	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,124,164	0.1
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,577,018	0.1
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,630,634	0.2
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,172,502	0.3
850,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	866,363	0.0
3,800,000	(1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,910,931	0.2
			28,312,759	1.2

		Home Equity Asset-Backed Securities: 0.4%
2,566,424	(1),(3),(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,550,481	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
414,750		GSAA Home Equity Trust 2006-3 A3, 0.748%, (US0001M + 0.300%), 03/25/2036	$ 284,778	0.0
2,675,080	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.414%, 03/25/2036	2,121,923	0.1
1,004,159		GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080%), 02/25/2037	426,235	0.0
1,041,417	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	623,537	0.0
1,051,292	(3)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	699,898	0.0
577,305		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230%), 02/25/2037	535,015	0.0
3,792,554	(3)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,732,638	0.2
			10,974,505	0.4

		Other Asset-Backed Securities: 11.4%
2,523,763	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,518,960	0.1
3,113,016	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,163,192	0.1
3,089,000	(1),(5)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,141,084	0.1
4,234,000	(1),(5)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	4,383,434	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 2.579%, (US0003M + 2.350%), 04/14/2029	2,483,917	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.114%, (US0003M + 1.900%), 04/30/2031	1,951,224	0.1
4,750,000	(1)	Apidos CLO XI 2012-11A CRR, 2.718%, (US0003M + 2.500%), 10/17/2030	4,714,470	0.2
9,000,000	(1)	Apidos CLO XXII 2015-22A BR, 2.168%, (US0003M + 1.950%), 04/20/2031	8,869,455	0.4
5,000,000	(1)	Apidos CLO XXXIII 2020-33A B, 2.473%, (US0003M + 2.200%), 07/24/2031	5,011,900	0.2
1,645,875	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,632,404	0.1
748,125	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	731,852	0.0
1,685,788	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,729,320	0.1
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 2.416%, (US0003M + 2.200%), 01/22/2028	1,088,639	0.0
2,500,000	(1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,500,428	0.1
750,000	(1)	Atrium CDO Corp. 12A CR, 1.866%, (US0003M + 1.650%), 04/22/2027	737,440	0.0
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 2.118%, (US0003M + 1.900%), 07/20/2029	1,976,596	0.1
6,000,000	(1)	Barings Clo Ltd. 2019-4A C, 3.037%, (US0003M + 2.800%), 01/15/2033	6,025,062	0.3
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.368%, (US0003M + 2.150%), 04/20/2031	1,949,934	0.1
1,250,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA BR, 1.768%, (US0003M + 1.550%), 07/18/2027	1,228,720	0.1
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 2.618%, (US0003M + 2.400%), 07/18/2027	492,919	0.0
15,120,000	(1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.487%, (US0003M + 1.250%), 10/15/2030	15,120,091	0.6
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 2.166%, (US0003M + 1.950%), 10/22/2030	970,280	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 2.118%, (US0003M + 1.900%), 04/20/2030	970,085	0.0
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.687%, (US0003M + 2.450%), 07/15/2032	3,729,405	0.2
250,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 5.613%, (US0003M + 5.400%), 11/23/2025	246,365	0.0
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 2.187%, (US0003M + 1.950%), 04/15/2029	3,949,612	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.337%, (US0003M + 2.100%), 10/15/2031	745,677	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 3.072%, (US0003M + 2.850%), 07/28/2028	$ 1,455,663	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 2.318%, (US0003M + 2.100%), 10/20/2027	1,475,132	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 2.064%, (US0003M + 1.850%), 04/30/2031	985,593	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.630%, (US0003M + 2.400%), 07/16/2030	1,496,714	0.1
2,000,000	(1)	Cifc Funding 2014-4RA B Ltd., 2.418%, (US0003M + 2.200%), 10/17/2030	1,980,146	0.1
6,250,000	(1)	CIFC Funding 2017-2A C, 2.568%, (US0003M + 2.350%), 04/20/2030	6,233,250	0.3
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	1,086,251	0.0
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 2.018%, (US0003M + 1.800%), 07/20/2028	1,739,981	0.1
839,375	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	911,124	0.0
444,375	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	470,423	0.0
574,500	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	607,844	0.0
1,067,000	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,147,045	0.1
3,055,500	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	3,086,823	0.1
2,306,900	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,431,947	0.1
3,514,500	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,745,360	0.2
2,161,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,310,270	0.1
1,218,750	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,298,830	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.821%, (US0003M + 2.600%), 11/15/2028	2,615,280	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 2.137%, (US0003M + 1.900%), 04/15/2031	1,726,590	0.1
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.237%, (US0003M + 3.000%), 10/15/2027	1,138,478	0.0
3,061,863	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,195,314	0.1
750,000	(1)	Galaxy XXII CLO Ltd. 2016-22A DR, 3.330%, (US0003M + 3.100%), 07/16/2028	741,428	0.0
930,394	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,000,389	0.0
3,383,260	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,399,537	0.1
4,500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.218%, (US0003M + 2.000%), 10/20/2027	4,500,122	0.2
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,146,127	0.1
1,350,000	(1)	LCM XVIII L.P. 18A CR, 2.068%, (US0003M + 1.850%), 04/20/2031	1,311,983	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 2.168%, (US0003M + 1.950%), 10/20/2027	985,527	0.0
909,523	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	989,138	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.118%, (US0003M + 1.900%), 04/19/2030	982,769	0.0
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.066%, (US0003M + 1.850%), 01/22/2028	2,478,700	0.1
6,000,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.087%, (US0003M + 2.850%), 10/15/2032	6,006,570	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 2.087%, (US0003M + 1.850%), 04/15/2031	991,832	0.0
335,581	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	336,241	0.0
1,700,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,734,836	0.1
1,700,000	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,740,102	0.1
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,049,852	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	$ 4,117,919	0.2
1,950,000	(1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,987,522	0.1
1,600,000	(1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,631,100	0.1
2,296,556	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,426,649	0.1
855,134	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	925,655	0.0
2,092,942	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,172,097	0.1
1,934,706	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	2,085,744	0.1
789,114	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	843,639	0.0
1,541,368	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,663,311	0.1
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.168%, (US0003M + 1.950%), 04/19/2030	3,463,282	0.1
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.680%, (US0003M + 2.450%), 10/16/2032	2,305,492	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 3.221%, (US0003M + 3.000%), 08/13/2025	669,119	0.0
2,450,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.068%, (US0003M + 1.850%), 04/17/2027	2,450,051	0.1
2,000,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 2.618%, (US0003M + 2.400%), 07/20/2030	1,989,068	0.1
2,250,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 2.487%, (US0003M + 2.250%), 07/15/2029	2,228,972	0.1
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.068%, (US0003M + 1.850%), 01/20/2031	589,384	0.0
3,250,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A B, 2.082%, (US0003M + 1.850%), 10/20/2031	3,252,249	0.1
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 2.087%, (US0003M + 1.850%), 07/15/2027	992,770	0.0
1,500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.668%, (US0003M + 2.450%), 07/20/2032	1,500,569	0.1
1,500,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 4.187%, (US0003M + 3.950%), 04/15/2026	1,426,922	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 6.137%, (US0003M + 5.900%), 04/15/2026	941,687	0.0
1,500,000	(1),(8)	Palmer Square Loan Funding 2018-2A C Ltd., 2.187%, (US0003M + 1.950%), 07/15/2026	1,479,834	0.1
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.471%, (US0003M + 4.250%), 11/15/2026	2,883,066	0.1
476,686	(3),(5)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.626%, 01/25/2036	484,165	0.0
2,425,500	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,519,998	0.1
3,000,000	(1)	Shackleton CLO Ltd. 2019-15A C, 3.037%, (US0003M + 2.800%), 01/15/2030	3,000,213	0.1
616,953	(1),(3)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	624,581	0.0
1,985,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,041,688	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,105,878	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,103,528	0.1
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,840,043	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,116,953	0.1
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,148,388	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,056,126	0.1
600,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	612,423	0.0
2,100,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,128,828	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	$ 1,214,783	0.1
1,933,750	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,073,977	0.1
5,068,054	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,383,572	0.2
1,903,486	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,149,372	0.1
3,755,972	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	4,027,794	0.2
1,200,000	(1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 2.535%, (US0003M + 2.260%), 07/15/2028	1,194,797	0.1
1,078,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,193,263	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.072%, (US0003M + 1.850%), 11/18/2030	988,579	0.0
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,821,827	0.2
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,296,546	0.1
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.168%, (US0003M + 1.950%), 07/18/2031	1,956,468	0.1
4,000,000	(1)	THL Credit Wind River 2014-2A AR CLO Ltd., 1.377%, (US0003M + 1.140%), 01/15/2031	3,985,940	0.2
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.337%, (US0003M + 2.100%), 07/15/2028	982,190	0.0
2,000,000	(1),(3)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,196,120	0.1
2,500,000	(1),(3)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,671,678	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 2.068%, (US0003M + 1.850%), 04/20/2031	1,484,343	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.137%, (US0003M + 1.900%), 04/15/2027	1,762,015	0.1
2,764,500	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,853,213	0.1
970,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,030,470	0.0
3,281,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,495,352	0.1
2,000,000	(1)	West CLO 2014-2A BR Ltd., 1.980%, (US0003M + 1.750%), 01/16/2027	1,993,502	0.1
			276,160,390	11.4

		Student Loan Asset-Backed Securities: 1.0%
159,207	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	163,080	0.0
156,401	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	157,861	0.0
721,788	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	751,446	0.0
1,770,566	(1),(3)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,806,588	0.1
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,101,224	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,729,139	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,043,726	0.0
2,250,000	(1),(3)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,339,480	0.1
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,055,321	0.0
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,025,216	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,054,741	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,076,870	0.1
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,105,987	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,122,638	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,419,674	0.2
			24,952,991	1.0

	Total Asset-Backed Securities
	(Cost $335,236,186)		340,400,645	14.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.4%
3,799,000	(1),(3)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.005%, 02/27/2048	$ 3,782,384	0.2
1,000,000	(1),(3)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.112%, 11/26/2047	913,984	0.0
3,670,000	(1),(3)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.860%, 05/27/2021	3,615,299	0.2
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,205,238	0.2
5,320,000	(1),(3),(6)	BANK 2017-BNK4 XE, 1.465%, 05/15/2050	413,207	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,719,776	0.2
1,600,000	(1),(3)	BANK 2017-BNK6 E, 2.647%, 07/15/2060	896,300	0.0
16,600,000	(1),(3),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,283,620	0.1
50,996,180	(3),(6)	BANK 2019-BN17 XA, 1.033%, 04/15/2052	3,667,671	0.2
10,236,629	(3),(6)	BANK 2019-BNK16 XA, 0.962%, 02/15/2052	649,699	0.0
29,294,630	(3),(6)	Bank 2019-BNK19 XA, 0.960%, 08/15/2061	2,000,463	0.1
58,542,142	(3),(6)	BANK 2019-BNK22 XA, 0.602%, 11/15/2062	2,670,090	0.1
4,590,000	(1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	4,159,362	0.2
104,119,441	(3),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.442%, 05/15/2053	2,720,235	0.1
53,151,984	(3),(6)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.229%, 03/15/2062	4,208,744	0.2
42,285,000	(1),(3),(6)	BENCHMARK 2019-B10 XB Mortgage Trust, 0.900%, 03/15/2062	2,894,078	0.1
43,805,389	(3),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.066%, 08/15/2052	2,828,724	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,867,313	0.1
7,330,000	(1),(3),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	1,021,731	0.0
2,440,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	2,499,005	0.1
931,000	(1)	BHP Trust 2019-BXHP D, 1.930%, (US0001M + 1.771%), 08/15/2036	897,318	0.0
75,797,149	(3),(6)	BMARK 2018-B4 XA, 0.515%, 07/15/2051	2,068,694	0.1
8,182,947	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.459%, (US0001M + 2.300%), 10/15/2036	8,145,122	0.3
9,535,697	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.809%, (US0001M + 2.650%), 10/15/2036	9,408,621	0.4
8,227,470	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.659%, (US0001M + 2.500%), 12/15/2029	8,077,972	0.3
1,641,784	(1)	BX Trust 2019-MMP E, 2.059%, (US0001M + 1.900%), 08/15/2036	1,597,358	0.1
3,710,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,782,132	0.2
4,990,000	(1),(3)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	5,051,978	0.2
92,163,295	(3),(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.141%, 05/15/2052	6,728,658	0.3
40,462,701	(3),(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.238%, 11/15/2052	3,265,340	0.1
8,029,443	(3),(6)	CD 2016-CD1 Mortgage Trust XA, 1.388%, 08/10/2049	446,391	0.0
14,660,000	(1),(3),(6)	CD 2016-CD1 Mortgage Trust XB, 0.675%, 08/10/2049	532,815	0.0
2,140,256	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.043%, 04/15/2044	2,073,467	0.1
5,060,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB E, 2.159%, (US0001M + 2.000%), 11/15/2036	4,852,629	0.2
4,640,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.709%, (US0001M + 2.550%), 11/15/2036	4,429,648	0.2
1,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.109%, 11/10/2046	883,935	0.0
4,126,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	3,175,056	0.1
6,030,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,558,085	0.2
2,130,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,389,534	0.1
12,040,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.722%, 07/10/2049	7,948,266	0.3
5,790,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.722%, 07/10/2049	3,238,282	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
3,080,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	$ 2,323,907	0.1
26,569,553	(3),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.097%, 10/12/2050	1,317,568	0.1
33,966,447	(3),(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.878%, 12/15/2072	2,262,447	0.1
40,886,420	(3),(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.059%, 08/10/2056	2,857,151	0.1
3,000,000	(3)	COMM 2012-CCRE2 C Mortgage Trust, 4.831%, 08/15/2045	2,958,753	0.1
10,787,260	(3),(6)	COMM 2012-CR3 XA, 1.846%, 10/15/2045	238,343	0.0
848,572	(3),(6)	COMM 2012-CR4 XA, 1.686%, 10/15/2045	18,205	0.0
6,739,804	(1),(3),(6)	COMM 2012-LTRT XA, 0.887%, 10/05/2030	77,435	0.0
1,670,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	1,494,685	0.1
3,460,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 4.789%, 08/10/2046	2,981,678	0.1
8,380,000	(1),(3)	COMM 2013-GAM F, 3.417%, 02/10/2028	5,672,338	0.2
2,200,000	(1),(3)	COMM 2013-LC6 D Mortgage Trust, 4.311%, 01/10/2046	2,009,988	0.1
10,959,460	(3),(6)	COMM 2016-COR1 XA, 1.416%, 10/10/2049	596,980	0.0
2,653,125	(3),(6)	COMM 2016-CR28 XA, 0.694%, 02/10/2049	69,620	0.0
21,314,903	(3),(6)	COMM 2017-COR2 XA, 1.164%, 09/10/2050	1,326,309	0.1
3,500,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	2,991,828	0.1
3,840,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.809%, (US0001M + 2.650%), 05/15/2036	3,806,018	0.2
1,430,000	(3)	Csail 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	1,196,853	0.1
2,760,000	(1)	CSWF 2018-TOP F, 2.909%, (US0001M + 2.750%), 08/15/2035	2,630,389	0.1
4,800,000	(1),(3)	DBJPM 16-C3 F Mortgage Trust, 4.240%, 08/10/2049	2,775,962	0.1
2,314,968	(1),(3)	DBUBS 2011-LC1A F Mortgage Trust, 5.565%, 11/10/2046	2,275,614	0.1
6,080,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.487%, 07/10/2044	5,092,333	0.2
4,500,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	3,379,468	0.1
8,095,000	(1),(3)	DBUBS 2011-LC2A D, 5.487%, 07/10/2044	7,753,124	0.3
2,300,000	(1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	2,354,978	0.1
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 2.552%, (US0001M + 2.400%), 11/19/2035	4,821,710	0.2
4,160,000	(1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.853%, (US0001M + 2.700%), 04/15/2036	3,957,628	0.2
1,570,000	(1),(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	1,569,021	0.1
20,175,515	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.584%, 04/25/2030	2,554,129	0.1
8,937,711	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.014%, 02/25/2041	108,648	0.0
614,485	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	360	0.0
8,212,927	(1),(6)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	21	0.0
4,008,000	(1),(3)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	3,781,991	0.2
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.259%, (US0001M + 2.100%), 07/15/2035	1,689,901	0.1
4,230,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.359%, (US0001M + 2.200%), 10/15/2036	3,953,971	0.2
3,080,000	(3)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.628%, 05/10/2045	3,053,768	0.1
15,518,000	(1),(3)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	10,345,539	0.4
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	665,661	0.0
15,388,996	(3),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.961%, 02/10/2052	997,762	0.0
4,830,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	4,578,547	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
3,710,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	$ 3,381,225	0.1
41,023,830	(3),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.090%, 07/10/2052	3,026,705	0.1
84,670,460	(3),(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.832%, 11/10/2052	5,199,825	0.2
4,460,000	(1),(3)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	4,143,094	0.2
2,670,000	(1),(3)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	2,474,479	0.1
180,000	(1),(3)	IMT Trust 2017-APTS EFX, 3.497%, 06/15/2034	170,995	0.0
1,000,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.197%, 11/15/2045	963,599	0.0
2,549,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.888%, 01/15/2047	2,461,841	0.1
9,560,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	7,554,462	0.3
2,200,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,637,395	0.1
1,405,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.657%, 08/15/2047	1,390,039	0.1
47,870,922	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.160%, 02/15/2048	1,897,618	0.1
49,896,056	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.970%, 10/15/2048	1,577,863	0.1
3,760,000	(1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.164%, 12/27/2046	3,733,387	0.2
21,097,037	(3),(6)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 0.878%, 10/15/2050	939,236	0.0
5,910,000	(1),(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,693,748	0.2
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.319%, (US0001M + 2.160%), 07/15/2036	5,123,379	0.2
1,800,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 2.759%, (US0001M + 2.600%), 09/15/2029	1,722,929	0.1
6,150,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	5,932,395	0.2
5,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,756,837	0.2
2,845,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.424%, 08/15/2046	2,235,675	0.1
5,102,791	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.483%, 06/15/2045	41,609	0.0
2,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.110%, 12/15/2047	2,005,918	0.1
5,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,333,253	0.2
3,630,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	3,521,192	0.1
7,470,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,465,505	0.2
23,570,299	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.937%, 07/15/2047	383,972	0.0
3,810,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	3,485,537	0.1
3,640,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	2,903,793	0.1
12,691,457	(1),(3),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.987%, 03/10/2050	392,369	0.0
6,737,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	4,368,292	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
11,164,597	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 0.955%, 11/15/2046	$ 241,941	0.0
13,693,292	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.001%, 12/15/2047	409,724	0.0
5,649,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	4,210,595	0.2
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.461%, 02/15/2048	1,051,114	0.0
5,390,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,939,448	0.2
2,860,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	2,705,093	0.1
15,599,508	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.804%, 11/15/2052	675,217	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	4,296,096	0.2
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	1,064,033	0.0
4,220,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	507,140	0.0
4,841,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,970,011	0.2
25,660,000	(1),(3),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.795%, 10/15/2051	3,141,549	0.1
910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	793,163	0.0
38,298,250	(3),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.788%, 12/15/2050	1,687,628	0.1
2,370,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,338,504	0.1
4,450,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,288,199	0.2
13,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	12,122,292	0.5
790,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	750,507	0.0
10,151,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	9,556,891	0.4
4,470,000	(1),(3)	Ready Capital Mortgage Trust 2019-5 D, 5.394%, 02/25/2052	4,266,928	0.2
5,310,000	(1),(3)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	4,729,248	0.2
3,411,000	(1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.659%, (US0001M + 6.500%), 01/15/2035	3,373,094	0.1
1,000,000	(1),(3)	UBS Commercial Mortgage Trust 2017-C5, 4.314%, 11/15/2050	940,460	0.0
26,252,935	(3),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.557%, 04/15/2052	2,552,444	0.1
1,900,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	1,108,614	0.1
3,240,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	1,611,328	0.1
6,535,000	(1),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.498%, 09/15/2058	6,499,129	0.3
5,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	5,530,284	0.2
78,780,000	(3),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.527%, 11/15/2049	2,269,675	0.1
20,546,982	(3),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.952%, 10/15/2050	955,289	0.0
8,430,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	6,618,937	0.3
39,705,675	(3),(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.618%, 08/15/2052	4,259,486	0.2
7,735,000	(1),(3)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	7,216,274	0.3
1,500,000	(1),(3)	WFLD 2014-MONT D Mortgage Trust, 3.755%, 08/10/2031	1,108,382	0.0
361,368	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.788%, 08/15/2045	6,833	0.0
2,812,713	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.878%, 11/15/2045	72,429	0.0
9,230,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.256%, 03/15/2045	7,275,128	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
960,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.256%, 03/15/2045	$ 679,537	0.0
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	8,468,092	0.4
5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	4,696,281	0.2
4,439,021	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.187%, 03/15/2048	87,551	0.0
9,000,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.039%, 12/15/2046	8,796,955	0.4
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	604,873	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,188,669	0.1
26,000,874	(3),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.963%, 03/15/2046	598,285	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $514,377,181)		473,290,371	19.4

SOVEREIGN BONDS: 4.3%
368,193	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	149,854	0.0
674,557	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	247,562	0.0
44,282		Argentine Republic Government International Bond, 1.000%, 07/09/2029	19,240	0.0
1,700,000		Brazilian Government International Bond, 3.875%, 06/12/2030	1,796,475	0.1
475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	571,603	0.0
2,700,000		Colombia Government International Bond, 3.875%, 04/25/2027	3,014,712	0.1
COP 2,906,200,000		Colombian TES, 7.750%, 09/18/2030	1,000,292	0.0
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,413,939	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	882,420	0.0
2,825,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	3,075,719	0.1
500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	599,375	0.0
1,725,000		Dominican Republic International Bond, 6.875%, 01/29/2026	2,085,094	0.1
56,700	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	36,501	0.0
148,590	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	81,169	0.0
68,100	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 07/31/2021), 07/31/2040	34,902	0.0
1,700,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	1,849,539	0.1
1,900,000		Egypt Government International Bond, 6.588%, 02/21/2028	2,094,750	0.1
4,200,000		Egypt Government International Bond, 7.500%, 01/31/2027	4,868,602	0.2
3,200,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,633,600	0.2
1,400,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,501,084	0.1
440,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	455,425	0.0
4,525,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,713,620	0.2
2,100,000		Indonesia Government International Bond, 2.850%, 02/14/2030	2,272,578	0.1
IDR 32,649,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	2,750,142	0.1
IDR 52,304,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	4,431,497	0.2
1,078,091		Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,090,936	0.1
1,275,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,409,908	0.1
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	724,786	0.0
1,350,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,491,412	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	$ 562,428	0.0
1,200,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	1,298,724	0.1
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,881,400	0.1
450,000		Nigeria Government International Bond, 6.500%, 11/28/2027	486,011	0.0
600,000		Oman Government International Bond, 6.000%, 08/01/2029	620,790	0.0
1,300,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	1,411,702	0.1
1,300,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,438,099	0.1
600,000		Panama Government International Bond, 3.160%, 01/23/2030	665,625	0.0
500,000		Panama Government International Bond, 9.375%, 04/01/2029	780,530	0.0
PEN 9,681,000		Peru Government Bond, 6.850%, 02/12/2042	3,286,624	0.1
PEN 6,498,000		Peru Government Bond, 6.900%, 08/12/2037	2,218,237	0.1
3,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,187,530	0.1
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	861,128	0.0
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,130,192	0.1
700,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	731,276	0.0
5,750,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	6,120,542	0.3
RON 7,520,000		Romania Government Bond, 3.250%, 04/29/2024	1,930,155	0.1
RON 16,000,000		Romania Government Bond, 5.800%, 07/26/2027	4,741,278	0.2
1,360,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,462,483	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	934,962	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	561,209	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,419,180	0.1
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,491,646	0.1
950,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	583,300	0.0
3,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	3,116,915	0.1
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,155,110	0.1
375,000		Turkey Government International Bond, 5.750%, 03/22/2024	395,730	0.0
500,000		Turkey Government International Bond, 6.375%, 10/14/2025	541,408	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	614,943	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	495,844	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,074,085	0.1
4,550,000		Ukraine Government International Bond, 7.750%, 09/01/2025	5,112,949	0.2

	Total Sovereign Bonds
	(Cost $96,356,425)		103,608,771	4.3

BANK LOANS: 12.1%
		Aerospace & Defense: 0.3%
817,597		AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/2027	818,364	0.0
1,139,374		Amentum Government Services Holdings LLC Term Loan B, 3.647%, (US0001M + 3.500%), 02/01/2027	1,137,949	0.1
1,808,870		American Airlines, Inc. 2018 Term Loan B, 1.898%, (US0001M + 1.750%), 06/27/2025	1,513,637	0.1
194,025		Delta Air Lines, Inc. 2020 GSR Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/2023	197,512	0.0
1,005,763		KBR, Inc. 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/2027	1,005,763	0.0
1,169,340		Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/2024	1,155,210	0.1
296,933		Science Applications International Corporation 2020 Incremental Term Loan B, 2.397%, (US0001M + 2.250%), 03/12/2027	297,119	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
480,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	$ 498,660	0.0
246,880	TransDigm, Inc. 2020 Term Loan E, 2.397%, (US0001M + 2.250%), 05/30/2025	242,559	0.0
		6,866,773	0.3

	Auto Components: 0.0%
511,157	Broadstreet Partners, Inc. 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 01/27/2027	503,937	0.0

	Automotive: 0.5%
2,370,101	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/2024	2,341,957	0.1
331,500	Autokiniton US Holdings, Inc. Term Loan, 5.750%, (US0001M + 5.750%), 05/22/2025	329,843	0.0
876,880	Belron Finance US LLC 2019 USD Term Loan B, 2.464%, (US0003M + 2.250%), 10/30/2026	877,976	0.0
1,100,609	Belron Finance US LLC USD Term Loan B, 2.463%, (US0003M + 2.250%), 11/07/2024	1,101,984	0.1
1,223,548	Clarios Global LP USD Term Loan B, 3.647%, (US0001M + 3.500%), 04/30/2026	1,220,489	0.1
925,030	Dealer Tire, LLC 2020 Term Loan B, 4.397%, (US0001M + 4.250%), 12/12/2025	921,175	0.0
1,918,090	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/2024	1,915,692	0.1
1,005,309	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/2026	988,135	0.0
1,215,000	Les Schwab Tire Centers Term Loan B, 4.250%, (US0003M + 3.500%), 11/02/2027	1,216,519	0.1
496,144	Truck Hero, Inc. 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 04/22/2024	496,277	0.0
741,880	Wand NewCo 3, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 02/05/2026	732,606	0.0
440,000	Wheel Pros, LLC 2020 Term Loan, 6.250%, (US0001M + 5.250%), 11/06/2027	434,134	0.0
		12,576,787	0.5

	Beverage & Tobacco: 0.1%
1,695,598	Sunshine Investments B.V. USD Term Loan B3, 3.471%, (US0003M + 3.250%), 03/28/2025	1,689,239	0.1

	Brokers, Dealers & Investment Houses: 0.1%
1,721,032	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.647%, (US0001M + 2.500%), 08/27/2025	1,638,423	0.1
685,975	Forest City Enterprises, L.P. 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 12/08/2025	658,322	0.0
		2,296,745	0.1

	Building & Development: 0.5%
292,088	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0003M + 2.250%), 07/31/2026	292,453	0.0
1,830,000	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0006M + 4.000%), 10/19/2027	1,832,287	0.1
1,617,038	Core & Main LP 2017 Term Loan B, 3.750%, (US0003M + 2.750%), 08/01/2024	1,614,342	0.1
1,062,187	GYP Holdings III Corp. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 06/01/2025	1,059,532	0.0
982,775	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/2023	984,823	0.0
82,727	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 4.500%), 12/09/2027	82,851	0.0
372,273	LBM Acquisition LLC Term Loan B, 4.738%, (US0003M + 4.500%), 12/09/2027	372,831	0.0
650,000	LEB Holdings (USA), Inc Term Loan B, 4.750%, (US0003M + 4.000%), 11/02/2027	652,844	0.0
1,116,394	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/2025	1,120,115	0.1
645,000	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/2026	640,162	0.0
1,138,884	Quikrete Holdings Inc Term Loan, 2.647%, (US0001M + 2.500%), 02/01/2027	1,134,930	0.1
888,126	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/2024	888,126	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
1,213,468	Zekelman Industries, Inc. 2020 Term Loan, 2.143%, (US0001M + 2.000%), 01/24/2027	$ 1,206,263	0.1
		11,881,559	0.5

	Business Equipment & Services: 1.2%
62,511	24-7 Intouch Inc 2018 Term Loan, 4.897%, (US0001M + 4.750%), 08/25/2025	59,854	0.0
2,292,832	AlixPartners, LLP 2017 Term Loan B, 2.647%, (US0001M + 2.500%), 04/04/2024	2,273,726	0.1
1,151,719	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0003M + 4.000%), 12/13/2026	1,156,937	0.1
387,543	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/2024	386,671	0.0
139,650	Ascend Learning, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 07/12/2024	140,290	0.0
468,825	Asplundh Tree Expert, LLC Term Loan B, 2.647%, (US0001M + 2.500%), 09/07/2027	470,834	0.0
403,969	Cambium Learning Group, Inc. Term Loan B, 4.754%, (US0003M + 4.500%), 12/18/2025	402,791	0.0
465,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/2026	464,903	0.0
263,675	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/2027	264,268	0.0
501,844	Castle US Holding Corporation USD Term Loan B, 4.004%, (US0003M + 3.750%), 01/29/2027	493,187	0.0
883,303	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/2025	876,126	0.1
1,114,855	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/2023	1,115,639	0.1
491,773	EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/2023	492,511	0.0
2,738,532	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.397%, (US0001M + 3.250%), 10/01/2025	2,737,892	0.1
628,894	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/2025	619,461	0.0
149,675	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/2024	149,644	0.0
790,000	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0001M + 4.750%), 12/01/2027	790,247	0.0
498,721	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/2025	475,780	0.0
150,000	Mermaid BidCo Inc USD Term Loan B, 8.238%, (US0003M + 8.000%), 12/10/2027	150,375	0.0
660,000	Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/2027	661,650	0.0
283,575	Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/2025	286,411	0.0
1,127,643	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/2025	1,126,515	0.1
866,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.397%, (US0001M + 3.250%), 05/01/2025	858,523	0.1
1,987,589	Red Ventures, LLC 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 11/08/2024	1,959,018	0.1
388,725	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.396%, (US0001M + 3.250%), 05/30/2025	382,975	0.0
889,501	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/2024	878,382	0.1
181,209	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 10/29/2027	181,435	0.0
673,791	Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	674,633	0.0
871,697	Solera Holdings, Inc. USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/03/2023	866,672	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
793,486	Staples, Inc. 7 Year Term Loan, 5.214%, (US0003M + 5.000%), 04/16/2026	$ 771,046	0.0
362,582	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001W + 3.750%), 10/10/2025	361,449	0.0
24,194	Therma Intermediate LLC, 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/10/2027	24,204	0.0
125,806	Therma Intermediate LLC, 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/10/2027	125,859	0.0
660,000	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/2027	664,125	0.0
785,125	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.224%, (US0003M + 4.000%), 08/20/2025	761,572	0.0
855,088	Verra Mobility Corporation 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/2025	851,881	0.0
1,246,772	Verscend Holding Corp. 2018 Term Loan B, 4.647%, (US0001M + 4.500%), 08/27/2025	1,248,642	0.1
285,000	Virtusa Coporation Term Loan B, 4.738%, (US0003M + 4.500%), 12/01/2027	284,763	0.0
357,300	VS Buyer, LLC Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/2027	356,258	0.0
887,821	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/2024	862,851	0.1
434,328	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/2024	419,466	0.0
362,042	Yak Access, LLC 2018 1st Lien Term Loan B, 5.240%, (US0003M + 5.000%), 07/11/2025	324,631	0.0
		28,454,097	1.2

	Cable & Satellite Television: 0.3%
771,567	CSC Holdings, LLC 2019 Term Loan B5, 2.659%, (US0001M + 2.500%), 04/15/2027	766,938	0.0
1,424,485	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/2026	1,428,491	0.1
897,551	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750%), 12/07/2026	890,790	0.0
860,000	UPC Broadband Holding B.V. 2020 USD Term Loan AT, 2.409%, (US0001M + 2.250%), 04/30/2028	852,743	0.0
502,500	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.673%, (US0002M + 3.500%), 01/31/2029	503,631	0.0
502,500	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.677%, (US0002M + 3.500%), 01/31/2029	503,631	0.0
1,899,808	Virgin Media Bristol LLC USD Term Loan N, 2.659%, (US0001M + 2.500%), 01/31/2028	1,884,541	0.1
1,234,671	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/2023	1,234,120	0.1
		8,064,885	0.3

	Chemicals & Plastics: 0.4%
832,248	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/2024	830,232	0.1
498,737	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/2026	500,608	0.0
405,775	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/2025	408,818	0.0
249,375	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000%), 09/06/2024	249,219	0.0
381,707	Diamond (BC) B.V. USD Term Loan, 3.214%, (US0003M + 3.000%), 09/06/2024	376,877	0.0
255,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/2025	256,753	0.0
1,044,648	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/2024	1,037,793	0.1
387,630	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.900%, (US0001M + 4.750%), 10/15/2025	382,785	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
660,000	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/2027	$ 661,650	0.0
636,443	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/2027	637,397	0.0
1,579,401	Starfruit Finco B.V 2018 USD Term Loan B, 3.153%, (US0001M + 3.000%), 10/01/2025	1,564,199	0.1
1,774,034	Tronox Finance LLC Term Loan B, 3.197%, (US0001M + 3.000%), 09/23/2024	1,768,214	0.1
250,000	Univar Inc. 2017 USD Term Loan B, 2.397%, (US0001M + 2.250%), 07/01/2024	249,437	0.0
192,430	Univar Inc. 2019 USD Term Loan B5, 2.147%, (US0001M + 2.000%), 07/01/2026	191,347	0.0
		9,115,329	0.4

	Communications: 0.0%
520,979	Avaya, Inc. 2018 Term Loan B, 4.409%, (US0001M + 4.250%), 12/15/2024	523,063	0.0

	Conglomerates: 0.0%
241,042	Energizer Holdings, Inc. 2020 Incremental Term Loan, 2.488%, (US0003M + 2.250%), 12/16/2027	241,544	0.0
203,958	Energizer Holdings, Inc. 2020 Term Loan, 2.488%, (US0003M + 2.250%), 12/16/2027	204,383	0.0
		445,927	0.0

	Consumer, Cyclical: 0.0%
400,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/2027	417,528	0.0

	Consumer, Non-cyclical: 0.1%
498,711	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.492%, (US0003M + 3.250%), 08/30/2024	501,080	0.0
243,043	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.234%, (US0003M + 6.000%), 10/01/2024	232,182	0.0
500,000	Pre-Paid Legal Services, Inc., 4.750%, (US0003M + 4.000%), 05/01/2025	502,500	0.1
175,633	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 7.144%, (US0001M + 7.000%), 02/28/2025	173,789	0.0
		1,409,551	0.1

	Containers & Glass Products: 0.6%
2,871,914	Berry Global, Inc. Term Loan Y, 2.149%, (US0001M + 2.000%), 07/01/2026	2,862,939	0.1
1,020,834	BWAY Holding Company 2017 Term Loan B, 3.480%, (US0003M + 3.250%), 04/03/2024	990,209	0.1
1,122,378	Charter NEX US, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/01/2027	1,129,509	0.1
991,384	Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 05/22/2024	991,260	0.1
530,051	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/2023	528,536	0.0
1,267,520	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.225%, (US0003M + 3.000%), 06/29/2025	1,256,112	0.1
749,441	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/2027	752,720	0.0
434,715	Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/2024	432,541	0.0
284,288	Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/2026	283,221	0.0
500,000	Proampac PG Borrower LLC 2020 Term Loan, 5.000%, (US0003M + 4.000%), 11/03/2025	499,688	0.0
2,363	Reynolds Consumer Products LLC Term Loan, 1.897%, (US0001M + 1.750%), 02/04/2027	2,351	0.0
545,000	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.397%, (US0001M + 3.250%), 02/05/2026	542,445	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
953,309	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.897%, (US0001M + 2.750%), 02/05/2023	950,092	0.0
637,696	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/31/2024	631,319	0.0
660,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/2027	664,950	0.0
1,007,941	TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0001M + 3.750%), 11/30/2023	1,005,107	0.1
		13,522,999	0.6

	Cosmetics/Toiletries: 0.0%
372	Anastasia Parent, LLC 2018 Term Loan B, 4.004%, (US0003M + 3.750%), 08/11/2025	246	0.0
915,699	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 06/30/2024	911,503	0.0
		911,749	0.0

	Drugs: 0.1%
994,845	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250%), 04/29/2024	982,720	0.0
1,038,362	Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000%), 05/22/2026	1,035,333	0.1
		2,018,053	0.1

	Ecological Services & Equipment: 0.0%
536,389	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0003M + 3.000%), 05/30/2025	537,805	0.0

	Electronics/Electrical: 1.6%
11,538	Allegro Microsystems, Inc. Term Loan, 4.500%, (US0001M + 4.000%), 09/30/2027	11,524	0.0
1,272,413	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/2025	1,273,606	0.1
100,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/2028	101,250	0.0
1,433,338	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.397%, (US0001M + 4.250%), 10/02/2025	1,430,471	0.1
887,813	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.146%, (US0001M + 4.000%), 04/18/2025	882,264	0.0
688,991	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/2026	688,991	0.0
389,891	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 4.009%, (US0003M + 3.750%), 08/29/2025	364,548	0.0
215,000	Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/17/2027	215,538	0.0
425,001	Cohu, Inc. 2018 Term Loan B, 3.148%, (US0001M + 3.000%), 10/01/2025	420,751	0.0
175,000	CommerceHub, Inc. 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/02/2027	175,000	0.0
551,136	Cornerstone OnDemand, Inc. Term Loan B, 4.394%, (US0001M + 4.250%), 04/22/2027	555,499	0.0
730,000	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0006M + 3.750%), 12/01/2027	731,369	0.0
1,336,650	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/2027	1,346,258	0.1
701,475	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.647%, (US0001M + 2.500%), 08/10/2027	706,005	0.0
1,310,000	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/2027	1,314,708	0.1
341,764	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0006M + 4.250%), 10/24/2025	340,696	0.0
1,408,003	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/2024	1,414,596	0.1
1,259,713	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	1,262,862	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
1,052,050	Informatica LLC, 2020 USD Term Loan B, 3.397%, (US0001M + 3.250%), 02/25/2027	$ 1,046,790	0.0
710,000	LogMeIn, Inc. Term Loan B, 4.903%, (US0001M + 4.750%), 08/31/2027	708,669	0.0
153,198	MA FinanceCo., LLC USD Term Loan B3, 2.897%, (US0001M + 2.750%), 06/21/2024	151,378	0.0
2,356,618	McAfee, LLC 2018 USD Term Loan B, 3.898%, (US0001M + 3.750%), 09/30/2024	2,360,054	0.1
2,100,840	MH Sub I, LLC 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500%), 09/13/2024	2,078,081	0.1
81,439	Planview Parent, Inc. Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/17/2027	81,592	0.0
348,561	Planview Parent, Inc. Term Loan, 4.238%, (US0003M + 4.000%), 12/17/2027	349,214	0.0
1,247,687	Project Boost Purchaser, LLC 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 06/01/2026	1,236,249	0.1
415,861	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/2023	414,302	0.0
2,035,996	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.464%, (US0003M + 4.250%), 05/16/2025	2,005,456	0.1
2,002,708	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	2,003,543	0.1
485,000	Redstone Buyer LLC Term Loan, 6.000%, (US0002M + 5.000%), 09/01/2027	488,031	0.0
485,572	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/2022	469,184	0.0
1,060,453	Rocket Software, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 11/28/2025	1,052,665	0.1
215,000	Sabre GLBL Inc. 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/10/2027	215,806	0.0
1,034,581	Seattle Spinco, Inc. USD Term Loan B3, 2.897%, (US0001M + 2.750%), 06/21/2024	1,022,295	0.1
2,467,545	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/2024	2,367,301	0.1
381,561	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.724%, (US0003M + 3.500%), 05/16/2025	375,997	0.0
6,342	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.897%, (US0001M + 1.750%), 04/16/2025	6,282	0.0
13,520	SS&C Technologies Inc. 2018 Term Loan B3, 1.896%, (US0001M + 1.750%), 04/16/2025	13,391	0.0
829,927	Surf Holdings, LLC USD Term Loan, 3.726%, (US0003M + 3.500%), 03/05/2027	823,910	0.0
535,000	Tech Data Corporation ABL Term Loan, 3.645%, (US0001M + 3.500%), 06/30/2025	539,681	0.0
341,391	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/2026	236,627	0.0
116,720	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 9.000%, (US0003M + 7.000%), 02/28/2025	115,495	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.655%, (US0003M + 2.500%), 09/28/2024	590,691	0.0
604,738	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/2026	609,046	0.0
1,349,492	Ultimate Software Group Inc(The) Term Loan B, 3.897%, (US0001M + 3.750%), 05/04/2026	1,350,842	0.1
913,338	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/2025	912,577	0.1
140,845	Web.com Group, Inc. 2018 Term Loan B, 3.898%, (US0001M + 3.750%), 10/10/2025	139,128	0.0
794,938	Xperi Corporation 2020 Term Loan B, 4.147%, (US0001M + 4.000%), 06/01/2025	797,720	0.0
		37,797,933	1.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
	Financial: 0.0%
928,415	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/2024	$ 929,576	0.0

	Financial Intermediaries: 0.3%
1,367,982	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 06/15/2025	1,336,776	0.1
741,613	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.397%, (US0001M + 2.250%), 04/23/2026	732,343	0.0
685,424	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 08/21/2025	673,000	0.0
1,016,147	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0003M + 3.750%), 04/09/2027	1,019,322	0.1
2,122,180	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 07/21/2025	2,093,442	0.1
1,008,774	First Eagle Holdings, Inc. 2020 Term Loan B, 2.754%, (US0003M + 2.500%), 02/01/2027	1,000,640	0.0
1,017,478	Focus Financial Partners, LLC 2020 Term Loan, 2.147%, (US0001M + 2.000%), 07/03/2024	1,012,518	0.0
588,417	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.734%, (US0003M + 2.500%), 07/01/2026	587,192	0.0
		8,455,233	0.3

	Food Products: 0.3%
497,468	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.652%, (US0001M + 3.500%), 10/01/2025	497,157	0.0
193,886	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	194,825	0.0
949,922	B&G Foods, Inc. 2019 Term Loan B4, 2.647%, (US0001M + 2.500%), 10/10/2026	950,686	0.0
879,874	CHG PPC Parent LLC 2018 Term Loan B, 2.898%, (US0001M + 2.750%), 03/31/2025	869,976	0.0
631,825	Froneri International PLC 2020 USD Term Loan, 2.397%, (US0001M + 2.250%), 01/31/2027	626,770	0.0
1,165,000	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 3.478%, (US0003M + 3.250%), 12/15/2027	1,166,602	0.1
1,033,643	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/2025	1,026,795	0.1
1,031,896	Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/2025	1,025,016	0.1
615,468	Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/2027	617,172	0.0
210,000	WOOF Holdings, Inc 1st Lien Term Loan, 4.500%, (US0012M + 3.750%), 12/16/2027	210,263	0.0
		7,185,262	0.3

	Food Service: 0.3%
2,035,015	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/2023	1,972,270	0.1
1,144,390	H Food Holdings LLC 2018 Term Loan B, 3.834%, (US0001M + 3.688%), 05/23/2025	1,128,450	0.1
1,248,077	Tacala, LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 02/05/2027	1,241,056	0.1
1,026,997	US Foods, Inc. 2019 Term Loan B, 2.147%, (US0001M + 2.000%), 09/13/2026	1,012,175	0.0
1,000,000	Welbilt, Inc. 2018 Term Loan B, 2.645%, (US0001M + 2.500%), 10/23/2025	951,667	0.0
210,000	Zaxbys Operating Company LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 12/10/2027	210,875	0.0
		6,516,493	0.3

	Food/Drug Retailers: 0.1%
1,128,851	EG Finco Limited 2018 USD Term Loan, 4.254%, (US0003M + 4.000%), 02/07/2025	1,119,982	0.1
38,488	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/2024	33,869	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
30,036	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0002M + 7.000%), 04/01/2024	$ 30,073	0.0
220,947	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/2024	220,395	0.0
416,202	United Natural Foods, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 10/22/2025	414,525	0.0
		1,818,844	0.1

	Forest Products: 0.0%
1,062,797	LABL, Inc. 2019 USD Term Loan, 4.647%, (US0001M + 4.500%), 07/01/2026	1,065,852	0.0

	Health Care: 1.1%
640,067	Accelerated Health Systems, LLC Term Loan B, 3.652%, (US0001M + 3.500%), 10/31/2025	628,066	0.0
765,000	ADMI Corp. 2020 Incremental Term Loan, 4.238%, (US0003M + 4.000%), 12/15/2027	767,104	0.0
299,079	Agiliti Health, Inc Term Loan, 2.938%, (US0003M + 2.750%), 01/04/2026	297,210	0.0
637,710	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	617,516	0.0
760,000	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/2027	760,950	0.0
2,724,304	Bausch Health Companies, Inc. 2018 Term Loan B, 3.148%, (US0001M + 3.000%), 06/02/2025	2,717,068	0.1
76,145	Cano Health LLC Delayed Draw Term Loan, 4.988%, (US0003M + 4.750%), 11/19/2027	75,923	0.0
208,855	Cano Health LLC Term Loan, 6.000%, (US0003M + 5.250%), 11/19/2027	208,246	0.0
769,057	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500%), 03/01/2024	766,547	0.0
249,620	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0003M + 3.000%), 06/07/2023	249,074	0.0
518,385	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/2027	520,653	0.0
390,689	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/2025	384,951	0.0
1,216,859	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 10/10/2025	1,021,654	0.1
1,372,028	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/2023	1,373,529	0.1
289,231	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/2025	286,904	0.0
460,000	Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/2025	458,160	0.0
594,028	GoodRx, Inc. 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/10/2025	590,580	0.0
826,152	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/2025	828,475	0.0
1,568,324	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/2022	1,568,912	0.1
1,009,709	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0003M + 4.500%), 06/14/2024	1,004,661	0.1
1,381,421	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/2023	1,378,111	0.1
1,559,579	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.398%, (US0001M + 3.250%), 06/30/2025	1,540,502	0.1
1,370,000	Packaging Coordinators Midco, Inc. 2020 Term Loan, 4.500%, (US0003M + 3.750%), 09/25/2027	1,373,425	0.1
25,931	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.148%, (US0001M + 4.000%), 03/31/2027	25,970	0.0
316,676	Pathway Vet Alliance LLC 2020 Term Loan, 4.146%, (US0001M + 4.000%), 03/31/2027	317,151	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
1,033,056	Phoenix Guarantor Inc 2020 Term Loan B, 3.402%, (US0001M + 3.250%), 03/05/2026	$ 1,029,343	0.1
170,000	Pluto Acquisition I, Inc. 2020 Incremental Term Loan B, 5.238%, (US0003M + 5.000%), 06/22/2026	170,637	0.0
150,000	PointClickCare Technologies, Inc. Term Loan B, 3.238%, (US0003M + 3.000%), 12/15/2027	150,000	0.0
535,765	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 11/16/2025	534,802	0.0
285,000	RxBenefits, Inc. 2020 Term Loan, 5.488%, (US0003M + 5.250%), 12/17/2027	284,287	0.0
1,344,169	Select Medical Corporation 2017 Term Loan B, 2.530%, (US0003M + 2.250%), 03/06/2025	1,336,608	0.1
1,097,763	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/2026	1,103,389	0.1
285,000	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0003M + 4.250%), 12/16/2027	284,287	0.0
989,924	Vizient, Inc. 2020 Term Loan B6, 2.147%, (US0001M + 2.000%), 05/06/2026	986,625	0.0
		25,641,320	1.1

	Home Furnishings: 0.0%
999,684	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/2026	1,003,183	0.0

	Industrial: 0.1%
1,000,679	Cornerstone Building Brands, Inc. 2018 Term Loan, 3.904%, (US0001M + 3.750%), 04/12/2025	1,000,680	0.1
172,500	CP Atlas Buyer, Inc. 2020 Delayed Draw Term Loan B2, 5.250%, (US0003M + 4.500%), 11/23/2027	173,039	0.0
517,500	CP Atlas Buyer, Inc. 2020 Term Loan B1, 5.250%, (US0003M + 4.500%), 11/23/2027	519,117	0.0
		1,692,836	0.1

	Industrial Equipment: 0.3%
1,000,000	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/2027	1,001,354	0.1
845,830	APi Group DE, Inc. Term Loan B, 2.647%, (US0001M + 2.500%), 10/01/2026	844,244	0.0
376,730	EWT Holdings III Corp. 2020 Term Loan, 2.647%, (US0001M + 2.500%), 12/20/2024	376,259	0.0
953,796	Filtration Group Corporation 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 03/29/2025	946,046	0.1
997,500	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/01/2027	998,954	0.1
683	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.897%, (US0001M + 1.750%), 03/01/2027	674	0.0
438,197	Granite Holdings US Acquisition Co. Term Loan B, 5.504%, (US0003M + 5.250%), 09/30/2026	439,292	0.0
1,188	Ingersoll-Rand Services Company 2020 USD Spinco Term Loan, 1.896%, (US0001M + 1.750%), 03/01/2027	1,173	0.0
684,588	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/2022	674,320	0.0
174,319	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/2022	171,705	0.0
677,847	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	666,832	0.0
580,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0006M + 4.250%), 07/30/2027	583,398	0.0
		6,704,251	0.3

	Insurance: 0.7%
2,443,377	Acrisure, LLC 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/15/2027	2,406,115	0.1
822,434	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/2025	815,237	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
1,283,171	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 05/09/2025	$ 1,262,944	0.1
500,000	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0003M + 3.750%), 10/08/2027	501,250	0.0
1,861,842	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/2024	1,863,957	0.1
496,250	AssuredPartners Capital, Inc. 2020 Incremental Term Loan B, 4.802%, (US0003M + 4.500%), 02/12/2027	498,111	0.0
1,075,099	AssuredPartners, Inc. 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/12/2027	1,061,212	0.0
378,363	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/2024	378,087	0.0
1,933,384	Hub International Limited 2018 Term Loan B, 2.982%, (US0003M + 2.750%), 04/25/2025	1,901,307	0.1
1,822,497	NFP Corp. 2020 Term Loan, 3.397%, (US0001M + 3.250%), 02/15/2027	1,786,426	0.1
150,000	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 5.250%, (US0003M + 4.500%), 11/16/2027	150,125	0.0
810,000	OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/2027	810,675	0.0
832,913	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/2027	832,912	0.0
2,093,683	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 12/31/2025	2,064,459	0.1
1,607,821	USI, Inc. 2017 Repriced Term Loan, 3.254%, (US0003M + 3.000%), 05/16/2024	1,587,556	0.1
		17,920,373	0.7

	Leisure Good/Activities/Movies: 0.3%
120,314	24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.240%, (US0003M + 5.000%), 12/30/2025	101,064	0.0
933,818	AMC Entertainment Holdings Inc. 2019 Term Loan B, 2.238%, (US0003M + 2.000%), 04/22/2026	604,805	0.0
245,000	Arches Buyer Inc. 2020 Term Loan, 4.500%, (US0001M + 4.000%), 12/06/2027	245,547	0.0
250,000	Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/2027	255,599	0.0
994,956	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000%), 05/24/2027	985,421	0.1
786,233	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.004%, (US0003M + 2.750%), 09/18/2024	737,748	0.0
77,345	Crown Finance US, Inc. 2020 Term Loan B1, 7.238%, (US0003M + 7.000%), 05/23/2024	92,556	0.0
503,941	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0001M + 3.250%), 04/18/2025	458,271	0.0
457,749	Fluidra S.A. USD Term Loan B, 2.147%, (US0001M + 2.000%), 07/02/2025	454,888	0.0
287,154	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 3.250%, (US0003M + 2.250%), 03/29/2024	287,991	0.0
979,152	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.897%, (US0001M + 2.750%), 07/31/2024	966,403	0.1
755,250	Playtika Holding Corp Term Loan B, 7.000%, (US0003M + 6.000%), 12/10/2024	761,481	0.0
617,772	SRAM, LLC 2018 Term Loan B, 3.750%, (US0006M + 2.750%), 03/15/2024	618,544	0.0
1,450,001	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0003M + 3.750%), 02/01/2026	1,451,209	0.1
391,361	WeddingWire, Inc. 1st Lien Term Loan, 4.713%, (US0003M + 4.500%), 12/19/2025	383,045	0.0
		8,404,572	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
		Lodging & Casinos: 0.5%
677,715		Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.573%, (US0001M + 3.750%), 02/02/2026	$ 642,135	0.0
1,012,425		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	1,020,651	0.0
1,529,420		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.897%, (US0001M + 2.750%), 12/23/2024	1,503,716	0.1
2,159,588		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.647%, (US0001M + 4.500%), 07/21/2025	2,166,202	0.1
921,794		Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/2024	913,800	0.0
880,899		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	863,832	0.0
1,634,194		PCI Gaming Authority Term Loan, 2.647%, (US0001M + 2.500%), 05/29/2026	1,619,640	0.1
1,557,101		Scientific Games International, Inc. 2018 Term Loan B5, 2.897%, (US0001M + 2.750%), 08/14/2024	1,524,986	0.1
1,257,794		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.751%, (US0003M + 3.500%), 07/10/2025	1,263,647	0.1
711,321		Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/2027	702,341	0.0
			12,220,950	0.5

		Nonferrous Metals/Minerals: 0.1%
1,061,346	(9)	Covia Holdings Corporation Term Loan, 0.238%, (US0003M + 0.000%), 06/01/2025	914,527	0.1
292,951		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	257,919	0.0
			1,172,446	0.1

		Oil & Gas: 0.0%
687,639		Lower Cadence Holdings LLC Term Loan B, 4.148%, (US0001M + 4.000%), 05/22/2026	672,167	0.0

		Publishing: 0.1%
659,600		Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0003M + 3.250%), 08/16/2027	664,547	0.0
500,000		Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/2025	505,000	0.0
914,873		Meredith Corporation 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 01/31/2025	908,093	0.1
			2,077,640	0.1

		Radio & Television: 0.6%
872,066		Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.714%, (US0003M + 3.500%), 08/21/2026	841,362	0.0
903,392		Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/2026	890,745	0.0
1,634,903		Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/2026	1,463,238	0.1
854,025		Entercom Media Corp. 2019 Term Loan, 2.648%, (US0001M + 2.500%), 11/18/2024	834,677	0.0
839,636		iHeartCommunications, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 05/01/2026	827,392	0.0
1,317,809		NASCAR Holdings, Inc Term Loan B, 2.897%, (US0001M + 2.750%), 10/19/2026	1,314,397	0.1
2,092,645		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.905%, (US0003M + 2.750%), 09/18/2026	2,082,472	0.1
2,511,974		Sinclair Television Group Inc. Term Loan B2B, 2.650%, (US0001M + 2.500%), 09/30/2026	2,491,564	0.1
1,523,580		Terrier Media Buyer, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 12/17/2026	1,525,908	0.1
1,067,420		Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/2026	1,062,083	0.1
545,856		Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/2024	543,127	0.0
			13,876,965	0.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
		Retailers (Except Food & Drug): 0.3%
1,028,315		Bass Pro Group, LLC Term Loan B, 5.750%, (US0001M + 5.000%), 09/25/2024	$ 1,032,894	0.0
861,818		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.154%, (US0001M + 2.000%), 02/03/2024	862,464	0.0
1,050,000		CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0006M + 3.750%), 11/08/2027	1,051,781	0.1
1,875,000		Harbor Freight Tools USA, Inc. 2020 Term Loan B, 4.000%, (US0001M + 3.250%), 10/19/2027	1,876,984	0.1
1,315,931		Leslies Poolmart, Inc. 2016 Term Loan, 3.647%, (US0001M + 3.500%), 08/16/2023	1,316,891	0.1
359,476		Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0003M + 8.000%), 12/01/2025	305,554	0.0
124,441		Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/2025	116,974	0.0
			6,563,542	0.3

		Surface Transport: 0.1%
1,126,796		Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500%), 11/06/2024	1,127,500	0.1
1,017,498		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/2024	1,019,406	0.0
270,256		Savage Enterprises LLC 2020 Term Loan B, 3.150%, (US0001M + 3.000%), 08/01/2025	269,435	0.0
1,000,000		XPO Logistics, Inc. 2019 Term Loan B1, 2.658%, (US0001M + 2.500%), 02/24/2025	1,001,312	0.0
			3,417,653	0.1

		Technology: 0.1%
2,082,932		Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/2024	2,045,060	0.1
285,000		Weld North Education, LLC 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/03/2027	284,881	0.0
			2,329,941	0.1

		Telecommunications: 0.9%
1,778,296		Altice Financing SA USD 2017 1st Lien Term Loan, 2.897%, (US0001M + 2.750%), 01/31/2026	1,742,730	0.1
2,719,359		Altice France S.A. USD Term Loan B11, 2.897%, (US0001M + 2.750%), 07/31/2025	2,669,219	0.1
1,148,649		Asurion LLC 2018 Term Loan B6, 3.147%, (US0001M + 3.000%), 11/03/2023	1,145,239	0.1
3,927,666		Asurion LLC 2018 Term Loan B7, 3.147%, (US0001M + 3.000%), 11/03/2024	3,904,344	0.2
545,000		Asurion LLC 2020 Term Loan B8, 3.488%, (US0003M + 3.250%), 12/23/2026	540,572	0.0
747,925		Avaya, Inc. 2020 Term Loan B, 4.409%, (US0001M + 4.250%), 12/15/2027	750,917	0.0
654,445		Cablevision Lightpath LLC Term Loan B, 3.750%, (US0003M + 3.250%), 09/15/2027	654,445	0.0
750,000		CCI Buyer, Inc. Term Loan, 4.238%, (US0003M + 4.000%), 12/10/2027	751,992	0.0
3,105,511		CenturyLink, Inc. 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 03/15/2027	3,073,810	0.1
1,291,144		CommScope, Inc. 2019 Term Loan B, 3.397%, (US0001M + 3.250%), 04/06/2026	1,285,380	0.1
467,650		Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/2026	470,280	0.0
543,638		Consolidated Communications, Inc. 2020 Term Loan B, 5.750%, (US0001M + 4.750%), 10/02/2027	547,004	0.0
150,000		Eagle Broadband Investments LLC Term Loan, 3.750%, (US0001M + 3.000%), 11/12/2027	150,062	0.0
420,216		Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 11/29/2025	390,276	0.0
120,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.397%, (US0001M + 8.250%), 11/29/2026	84,200	0.0
977,400	(9)	GTT Communications, Inc. 2018 USD Term Loan B, 3.000%, (US0003M + 2.750%), 05/31/2025	769,947	0.0
227,393		GTT Communications, Inc. 2020 Term Loan, 6.238%, (US0003M + 6.000%), 11/18/2027	208,065	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
466,475		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/2026	$ 469,500	0.0
359,100		Northwest Fiber, LLC Term Loan B, 5.653%, (US0001M + 5.500%), 05/21/2027	360,727	0.0
1,170,597		Zayo Group Holdings, Inc. USD Term Loan, 3.147%, (US0001M + 3.000%), 03/09/2027	1,165,010	0.1
1,045,000		Ziggo Financing Partnership USD Term Loan I, 2.659%, (US0001M + 2.500%), 04/30/2028	1,037,816	0.1
			22,171,535	0.9

		Utilities: 0.1%
602,495		Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.147%, (US0001M + 2.000%), 01/15/2025	596,469	0.0
1,974,997		Calpine Corporation 2019 Term Loan B10, 2.147%, (US0001M + 2.000%), 08/12/2026	1,952,642	0.1
444,923		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	436,720	0.0
367,840		Sabre Industries, Inc. 2019 Term Loan B, 3.398%, (US0001M + 3.250%), 04/15/2026	366,920	0.0
			3,352,751	0.1

	Total Bank Loans
	(Cost $295,690,102)		294,227,344	12.1

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bonds: 0.0%
1,000		1.250%,05/15/2050	905	0.0
308,000		1.375%,08/15/2050	287,884	0.0
			288,789	0.0

		U.S. Treasury Notes: 0.1%
825,000		0.625%,11/30/2027	824,614	0.0
6,400		0.875%,11/15/2030	6,376	0.0
858,000		0.375%,09/30/2027	844,627	0.1
			1,675,617	0.1

	Total U.S. Treasury Obligations
	(Cost $1,971,329)		1,964,406	0.1

CONVERTIBLE BONDS/NOTES: 0.0%
		Communications: 0.0%
210,000		DISH Network Corp., 3.375%, 08/15/2026	200,704	0.0

	Total Convertible Bonds/Notes
	(Cost $205,803)		200,704	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
5,667		5.500%,10/01/2039	6,607	0.0

	Total U.S. Government Agency Obligations
	(Cost $6,105)		6,607	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
142,000	(10)	24 Hour Fitness Worldwide, Inc.	$ 307,714	0.0
6,832	(10)	Mens Wearhouse, Inc.	25,620	0.0
			333,334	0.0

		Consumer Staples: –%
2,038	(10),(11)	Save-A-Lot, Inc. / Moran Foods	–	–

		Materials: 0.0%
53,269	(10)	Covia Holdings	372,883	0.0

	Total Common Stock
	(Cost $692,331)		706,217	0.0

WARRANTS: 0.0%
		Communication Services: 0.0%
26,686	(10)	Cineworld Group PLC	8,028	0.0

	Total Warrants
	(Cost $–)		8,028	0.0

			Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
	Total Purchased Options
	(Cost $2,402,595)		$ 973,464	0.0

	Total Long-Term Investments
	(Cost $2,358,795,521)		2,384,807,736	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 0.4%
2,252,030	(13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $2,252,047, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,297,071, due 01/25/21-10/15/62)	$ 2,252,030	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
2,502,900	(13)	Citadel Securities LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $2,502,936, collateralized by various U.S. Government Securities, 0.000%-7.875%, Market Value plus accrued interest $2,552,997, due 01/31/21-05/15/49)	$2,502,900	0.1
2,384,620	(13)	Citigroup, Inc., Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $2,384,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $2,432,313, due 09/15/21-01/01/51)	2,384,620	0.1
1,111,241	(13)	JVB Financial Group LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $1,111,257, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,133,466, due 07/01/22-12/01/50)	1,111,241	0.0
2,502,938	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $2,502,960, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,552,997, due 01/05/21-12/20/50)	2,502,938	0.1

	Total Repurchase Agreements
	(Cost $10,753,729)		10,753,729	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
55,213,275	(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
		(Cost $55,213,275)	$55,213,275	2.3

	Total Short-Term Investments
	(Cost $65,967,004)		65,967,004	2.7

	Total Investments in Securities (Cost $2,424,762,525)		$2,450,774,740	100.7
	Liabilities in Excess of Other Assets		(17,929,721)	(0.7)
	Net Assets		$2,432,845,019	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2020.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Represents or includes a TBA transaction.
(9)	Defaulted security.
(10)	Non-income producing security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2020.

Currency Abbreviations:
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$333,334	$–	$333,334
Consumer Staples	–	–	–	–
Materials	–	372,883	–	372,883
Total Common Stock	–	706,217	–	706,217
Warrants	–	8,028	–	8,028
Purchased Options	–	973,464	–	973,464
Corporate Bonds/Notes	–	514,749,444	–	514,749,444
Collateralized Mortgage Obligations	–	654,671,735	–	654,671,735
Asset-Backed Securities	–	340,400,645	–	340,400,645
Bank Loans	–	294,227,344	–	294,227,344
Sovereign Bonds	–	103,608,771	–	103,608,771
Commercial Mortgage-Backed Securities	–	473,290,371	–	473,290,371
Convertible Bonds/Notes	–	200,704	–	200,704
U.S. Government Agency Obligations	–	6,607	–	6,607
U.S. Treasury Obligations	–	1,964,406	–	1,964,406
Short-Term Investments	55,213,275	10,753,729	–	65,967,004
Total Investments, at fair value	$55,213,275	$2,395,561,465	$–	$2,450,774,740
Other Financial Instruments+
Forward Foreign Currency Contracts	–	6,927,722	–	6,927,722
Futures	1,014,855	–	–	1,014,855
Total Assets	$56,228,130	$2,402,489,187	$–	$2,458,717,317
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,549)	$–	$(5,549)
Forward Foreign Currency Contracts	–	(8,752,333)	–	(8,752,333)
Futures	(328,475)	–	–	(328,475)
Written Options	–	(144,050)	–	(144,050)
Total Liabilities	$(328,475)	$(8,901,932)	$–	$(9,230,407)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

At December 31, 2020, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB 122,156	USD 3,908	Barclays Bank PLC	01/08/21	$ 169
TRY 6,411	USD 784	Barclays Bank PLC	01/08/21	77
MYR 131,109	USD 31,561	Barclays Bank PLC	01/08/21	1,055
USD 21,021,022	NZD 29,947,206	BNP Paribas	02/05/21	(530,666)
SEK 143,348,065	USD 16,929,048	BNP Paribas	02/05/21	500,658
USD 28,668,890	GBP 21,549,724	BNP Paribas	02/05/21	(807,562)
CHF 31,409,247	USD 35,563,408	BNP Paribas	02/05/21	(48,360)
USD 15,898,252	NZD 22,532,334	BNP Paribas	02/05/21	(317,279)
NOK 47,435,906	USD 5,362,746	Brown Brothers Harriman & Co.	02/05/21	169,419
USD 13,756,625	NOK 118,789,914	Brown Brothers Harriman & Co.	02/05/21	(97,132)
CAD 21,312,579	USD 16,737,606	Brown Brothers Harriman & Co.	02/05/21	7,877
USD 17,488,482	EUR 14,332,331	Brown Brothers Harriman & Co.	02/05/21	(34,290)
USD 4,585,905	NOK 40,692,778	Brown Brothers Harriman & Co.	02/05/21	(159,850)
GBP 15,611,775	USD 21,162,386	Brown Brothers Harriman & Co.	02/05/21	191,937
SEK 65,921,749	USD 8,039,169	Brown Brothers Harriman & Co.	02/05/21	(23,737)
EUR 9,118,641	USD 10,914,603	Brown Brothers Harriman & Co.	02/05/21	233,889
EUR 5,181,537	USD 6,300,588	Brown Brothers Harriman & Co.	02/05/21	34,382
GBP 12,101,880	USD 16,163,368	Brown Brothers Harriman & Co.	02/05/21	390,000
AUD 28,249,825	USD 21,481,873	Brown Brothers Harriman & Co.	02/05/21	305,151
USD 11,467,813	CAD 14,687,413	Brown Brothers Harriman & Co.	02/05/21	(72,218)
USD 1,518,786	RON 6,334,061	Citibank N.A.	01/08/21	(70,821)
USD 1,518,713	RON 6,334,061	Citibank N.A.	01/08/21	(70,894)
USD 1,518,750	RON 6,334,061	Citibank N.A.	01/08/21	(70,858)
USD 1,518,713	RON 6,334,061	Citibank N.A.	01/08/21	(70,894)
RUB 42,481,056	USD 538,816	Citibank N.A.	01/15/21	34,766
NZD 10,462,577	USD 7,428,255	Citibank N.A.	02/05/21	101,202
GBP 3,469,201	USD 4,683,370	Citibank N.A.	02/05/21	61,923
CHF 7,603,234	USD 8,506,943	Citibank N.A.	02/05/21	90,181
USD 1,134,994	PEN 4,079,397	Citibank N.A.	02/05/21	7,751
USD 1,134,994	PEN 4,079,397	Citibank N.A.	02/05/21	7,751
USD 1,134,994	PEN 4,079,397	Citibank N.A.	02/05/21	7,751
USD 8,558,517	CAD 11,052,837	Citibank N.A.	02/05/21	(125,795)
CHF 7,651,455	USD 8,613,619	Citibank N.A.	02/05/21	38,031
USD 1,134,994	PEN 4,079,397	Citibank N.A.	02/05/21	7,751
HUF 655,795	USD 2,120	Credit Suisse International	01/08/21	89
USD 27,535,597	AUD 37,436,937	Deutsche Bank AG	02/05/21	(1,336,774)
CZK 42,445	USD 1,832	Goldman Sachs International	01/08/21	145
IDR 1,992,935,190	USD 140,318	Goldman Sachs International	01/08/21	1,677
MXN 98,050	USD 4,914	Goldman Sachs International	02/05/21	(5)
USD 186,651	PLN 716,080	HSBC Bank USA N.A.	01/08/21	(5,040)
USD 1,535,083	IDR 22,800,593,194	HSBC Bank USA N.A.	01/08/21	(89,436)
USD 1,535,497	IDR 22,800,593,193	HSBC Bank USA N.A.	01/08/21	(89,023)
USD 419	PHP 20,502	HSBC Bank USA N.A.	01/08/21	(8)
IDR 1,093,741,500	USD 77,013	HSBC Bank USA N.A.	01/08/21	915
USD 138,561	BRL 714,325	HSBC Bank USA N.A.	02/05/21	1,099
RUB 457,261	USD 5,933	JPMorgan Chase Bank N.A.	01/15/21	241
USD 379	ILS 1,277	Morgan Stanley Capital Services LLC	01/08/21	(19)
USD 1,878	ZAR 31,524	Morgan Stanley Capital Services LLC	01/08/21	(266)
SEK 67,220,590	USD 8,121,060	Morgan Stanley Capital Services LLC	02/05/21	52,298
USD 30,819,355	CHF 27,434,361	Morgan Stanley Capital Services LLC	02/05/21	(201,212)
GBP 2,851,350	USD 3,846,257	Morgan Stanley Capital Services LLC	02/05/21	53,918
USD 6,020,799	SEK 50,797,351	Morgan Stanley Capital Services LLC	02/05/21	(155,656)
USD 8,404,483	EUR 6,900,790	Morgan Stanley Capital Services LLC	02/05/21	(32,455)
GBP 6,248,893	USD 8,442,279	Morgan Stanley Capital Services LLC	02/05/21	105,171
NZD 15,037,479	USD 10,572,535	Morgan Stanley Capital Services LLC	02/05/21	249,277
CHF 7,260,652	USD 8,173,827	Morgan Stanley Capital Services LLC	02/05/21	35,934
EUR 54,765,601	USD 65,762,468	Morgan Stanley Capital Services LLC	02/05/21	1,194,203
USD 1,534,877	IDR 22,800,593,193	Standard Chartered Bank	01/08/21	(89,643)
USD 1,535,290	IDR 22,800,593,194	Standard Chartered Bank	01/08/21	(89,229)
USD 9,290,764	EUR 7,577,925	Standard Chartered Bank	02/05/21	25,958
USD 4,302,722	GBP 3,220,634	Standard Chartered Bank	02/05/21	(102,572)
USD 934,269	COP 3,247,800,328	Standard Chartered Bank	02/05/21	(16,622)
CLP 1,235,317	USD 1,657	Standard Chartered Bank	02/05/21	81
USD 8,269,949	EUR 6,740,447	Standard Chartered Bank	02/05/21	29,048
CAD 13,825,160	USD 10,675,382	Standard Chartered Bank	02/05/21	187,169
NZD 6,285,484	USD 4,427,954	Standard Chartered Bank	02/05/21	95,433

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 6,249,664	USD 4,435,143	Standard Chartered Bank	02/05/21	$ 62,466
USD 7,808,790	EUR 6,403,886	Standard Chartered Bank	02/05/21	(20,630)
USD 39,957	JPY 4,158,895	Standard Chartered Bank	02/05/21	(337)
USD 11,802,280	EUR 9,625,514	State Street Bank and Trust Co.	02/05/21	34,084
GBP 5,977,136	USD 8,047,402	State Street Bank and Trust Co.	02/05/21	128,331
GBP 6,575,773	USD 8,846,785	State Street Bank and Trust Co.	02/05/21	147,784
GBP 2,827,265	USD 3,811,982	State Street Bank and Trust Co.	02/05/21	55,248
NOK 99,338,414	USD 11,614,667	State Street Bank and Trust Co.	02/05/21	(29,423)
NZD 11,282,915	USD 7,933,238	State Street Bank and Trust Co.	02/05/21	186,581
NZD 6,468,659	USD 4,599,722	State Street Bank and Trust Co.	02/05/21	55,488
NZD 13,643,588	USD 9,700,135	State Street Bank and Trust Co.	02/05/21	118,555
GBP 6,000,710	USD 8,024,799	State Street Bank and Trust Co.	02/05/21	183,178
SEK 75,210,404	USD 8,855,121	State Street Bank and Trust Co.	02/05/21	289,719
SEK 121,434,412	USD 14,709,145	State Street Bank and Trust Co.	02/05/21	56,077
SEK 65,544,468	USD 7,995,329	State Street Bank and Trust Co.	02/05/21	(25,771)
USD 15,737,318	CHF 14,225,981	State Street Bank and Trust Co.	02/05/21	(348,277)
USD 19,467,834	GBP 14,600,387	State Street Bank and Trust Co.	02/05/21	(503,078)
USD 22,759,262	SEK 193,603,950	State Street Bank and Trust Co.	02/05/21	(781,062)
USD 12,743,867	CAD 16,533,229	State Street Bank and Trust Co.	02/05/21	(246,438)
USD 16,824,011	CHF 15,118,386	State Street Bank and Trust Co.	02/05/21	(270,643)
SEK 61,352,668	USD 7,456,853	State Street Bank and Trust Co.	02/05/21	3,024
USD 8,520,365	SEK 71,869,865	State Street Bank and Trust Co.	02/05/21	(218,299)
GBP 5,961,816	USD 8,003,226	State Street Bank and Trust Co.	02/05/21	151,550
CHF 9,182,103	USD 10,376,889	State Street Bank and Trust Co.	02/05/21	5,494
USD 7,009,369	CAD 8,982,149	State Street Bank and Trust Co.	02/05/21	(47,986)
USD 20,177,560	AUD 26,666,568	State Street Bank and Trust Co.	02/05/21	(388,414)
USD 6,942,248	CAD 8,884,520	State Street Bank and Trust Co.	02/05/21	(38,398)
USD 13,746,650	SEK 115,123,488	State Street Bank and Trust Co.	02/05/21	(251,226)
USD 8,494,811	CHF 7,507,762	State Street Bank and Trust Co.	02/05/21	5,638
USD 8,064,853	NZD 11,391,095	State Street Bank and Trust Co.	02/05/21	(132,818)
USD 7,963,440	GBP 5,951,237	State Street Bank and Trust Co.	02/05/21	(176,867)
CHF 7,747,511	USD 8,783,089	State Street Bank and Trust Co.	02/05/21	(22,827)
USD 4,585,421	NZD 6,457,936	State Street Bank and Trust Co.	02/05/21	(62,072)
AUD 15,796,296	USD 11,734,697	State Street Bank and Trust Co.	02/05/21	447,831
USD 8,278,247	SEK 70,087,824	State Street Bank and Trust Co.	02/05/21	(243,738)
AUD 15,283,420	USD 11,327,785	State Street Bank and Trust Co.	02/05/21	459,199
AUD 22,821,815	USD 17,373,397	State Street Bank and Trust Co.	02/05/21	227,400
CAD 30,004,386	USD 23,654,898	State Street Bank and Trust Co.	02/05/21	(80,185)
CHF 7,658,834	USD 8,612,927	State Street Bank and Trust Co.	02/05/21	47,065
CHF 7,529,596	USD 8,475,229	State Street Bank and Trust Co.	02/05/21	38,632
USD 10,848,681	EUR 8,975,235	State Street Bank and Trust Co.	02/05/21	(124,482)
USD 9,974,928	CAD 12,734,964	State Street Bank and Trust Co.	02/05/21	(31,046)
				$ (1,824,612)

At December 31, 2020, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,284	03/31/21	$283,733,906	$240,101
U.S. Treasury 5-Year Note	286	03/31/21	36,082,922	19,561
			$319,816,828	$259,662
Short Contracts:
U.S. Treasury 10-Year Note	(1,462)	03/22/21	(201,870,219)	(113,079)
U.S. Treasury Long Bond	(346)	03/22/21	(59,922,875)	160,846
U.S. Treasury Ultra 10-Year Note	(1,046)	03/22/21	(163,551,906)	594,347
U.S. Treasury Ultra Long Bond	(173)	03/22/21	(36,946,313)	(215,396)
			$(462,291,313)	$426,718

At December 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 15,120,000	$ (360,476)	$ (5,549)
					$ (360,476)	$ (5,549)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	103.500%	02/17/21	USD 45,160,000	$ 519,340	$ 139,771
								$ 519,340	$ 139,771

At December 31, 2020, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	03/15/21	0.728	USD	223,824,000	$ 1,883,255	$ 833,693
						$ 1,883,255	$ 833,693

At December 31, 2020, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Call USD vs. Put AUD	BNP Paribas	01/15/21	0.745	USD	139,282,000	$ 877,477	$ (144,050)
						$ 877,477	$ (144,050)

(1)	Payments received quarterly.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,442,891,552.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 80,764,754
Gross Unrealized Depreciation	(74,518,062)
Net Unrealized Appreciation	$ 6,246,692